UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: OCTOBER 31

Date of reporting period: APRIL 30, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

SPECIAL FOCUS FIXED INCOME FUNDS

Semiannual Report April 30, 2004

8.23
9.17
9.39
9.76
NOM %
EFF
%CHG
108.88
8.92
6.86
7.08
104.50
9.07
99.50
9.35
91.88
102.00
103.00
101.00
99.00

Goldman Sachs Asset Management

Goldman SachsFunds S P E C I A L F O C U S F I X E D I N C O M E F U N D SSemiannual Report April 30, 2004 Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs Special Focus Fixed Income Funds GOLDMAN SACHS GLOBAL INCOME FUND GOLDMAN SACHS HIGH YIELD FUND GOLDMAN SACHS EMERGING MARKETS DEBT FUND NOT FDIC-INSURED May Lose Value No Bank Guarantee

G O L D M A N S A C H S S P E C I A L F O C U S F I X E D I N C O M E F U N D S What Distinguishes Goldman Sachs’ Fixed Income Investing Process? At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework. A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through: 1R I G O R O U S S E C U R I T Y S E L E C T I O N Assess relative value among securities and sectors Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio 2P R E C I S E P O R T F O L I O C O N S T R U C T I O N Team approach to decision making Manage risk by avoiding significant sector and interest rate bets Careful management of yield curve strategies — while closely managing portfolio duration R E S U LT Fixed Income portfolios that: Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield Capitalize on GSAM’s industry renowned credit research capabilities Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income 1

P O R T F O L I O R E S U LT S Global Income Fund Dear Shareholder, This report provides an overview on the performance of the Goldman Sachs Global Income Fund during the six-month reporting period that ended April 30, 2004. Performance Review Over the six-month period that ended April 30, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.81%, 1.56%, 1.57%, 2.14%, and 1.89%, respectively. These returns compare to the 1.66% cumulative total return of the Fund’s benchmark, the J.P. Morgan Global Government Bond Index (hedged), over the same time period.* The outperformance of the Fund’s Class A, Institutional and Service Shares versus its benchmark was primarily due to the portfolio’s currency and corporate bond strategies. Relative value trades between UK and European markets also enhanced results. Class B and C Shares benefited from the same strategies, however, did not outperform the benchmark due to higher expenses. Investment Objective The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. Portfolio Positioning Prior to April 2004, U.S. Treasury yields drifted lower, reflecting concerns over the strength of the economic recovery given the absence of any significant job growth. However, this quickly changed in April following the release of March 2004 non-farm payroll figures that indicated the creation of 308,000 jobs versus an expectation of 120,000. In addition, there were significant upward revisions to January’s and February’s new job estimates. Adding further weight to the Treasury sell-of f was Federal Reserve Board Chairman Alan Greenspan’s testimony to the Senate in late April highlighting diminished risks of deflation. All told, 10-year Treasury yields reached eight-month highs. In other regions, European bonds outperformed other major markets over the last reporting period due to sluggish growth and Japanese bonds underperformed as a result of higher-than-expected economic data. The Fund’s duration strategy had a slightly positive impact on performance over the period. Gains were made through a short Japan duration position held over the entire period, in addition to a short U.S. duration position held throughout most of April. Offsetting these trades were intermittent short U.S. duration positions initiated in February and March 2004 which were negatively affected by the fall in yields over that period. A 5-10 year U.S. curve flattening trade held for the entire per iod was a positive contributor to performance given the flattening of the U.S. curve from historically steep levels. *Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. 2

P O R T F O L I O R E S U LT S In terms of relative country positions, short UK/long Europe trades in securities with 10-year and 30-year maturities added substantially to performance, especially during the first quarter 2004. This was due to better-than-expected economic activity and rate hikes in the UK versus underperformance in the Euroland economies, which resulted in a widening of spreads between these regions. An overweight allocation to corporate bonds contributed positively to performance, with a large portion of the gains made in the fourth quarter 2003. For much of the reporting period, spreads continued to move tighter on the back of improving corporate and economic fundamentals with higher risk bonds outperforming. The Fund’s bias towards issues lower down the quality spectrum resulted in additional gains. Following the corporate credit market’s stellar performance in 2003, we tactically trimmed t he portfolio’s exposure over the first quarter. This strategy immunized the portfolio in April from a widening in credit spreads brought about by heightened risk aversion. The Fund’s currency strategy was the largest contributor to performance over the period. The portfolio gained significantly in the first half of the period as a result of a short U.S. dollar, long Japanese yen and long Great Britain pound positions. We also held a long Australian dollar position which benefited from gains in commodities and market flows towards higher yielding currencies. Despite trimming our short U.S. dollar position later in the period, our currency strategy detracted from performan ce in April given the falls in yen and Australian dollar versus the U.S. dollar. We thank you for your investment and look forward to your continued confidence. Goldman Sachs Global Fixed Income Investment Management Team May 10, 2004 3

F U N D B A S I C S Global Income Fund as of April 30, 2004 P E R F O R M A N C E R E V I E W November 1, 2003–Fund Total Return 30-Day JPM Global Govt. April 30, 2004(based on NAV)1Standardized Yield2Bond Index3 Assets Under Management Class A1.81%1.94%1.66% Class B1.561.531.66 $330.5 Million Class C 1.571.531.66 Institutional 2.142.691.66 Service 1.892.201.66 1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s N A S D A Q S Y M B O L S performance does not reflect the deduction of any applicable sales charges. 2 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities Class A Sharesindustry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period.This number is then annualized.This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other GSGIXdistributions paid to shareholders. 3The J.P.Morgan Global Government Bond Index (hedged), an unmanaged index, does not reflect any deduction for fees, expenses or taxes. Class B Shares S T A N D A R D I Z E D T O T A L R E T U R N S 4 GSLBXFor the period ended 3/31/04Class AClass BClass CInstitutionalService One Year0.23%-0.68%3.44%5.75%5.21% Five Years3.673.714.135.334.79 Class C Shares Ten Years6.33N/AN/AN/A6.925 Since Inception6.465.935.257.596.935 GSLCX(8/2/91)(5/1/96) (8/15/97) (8/1/95)(8/2/91) 4

The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end.They assume reinvestment of all distributions at net asset value.These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, Institutional Sharesthe assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase).Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. GSGLX5 Performance data for Service Shares prior to 3/12/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges).Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares.The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings a nd rankings for a class of shares. Service SharesTotal return figures in the above charts represent past performance and do not indicate future results, which will vary.The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.Current performance may be lower or higher than the total return figures in the above charts.Please visit GGISXwww.gs.com to obtain the most recent month-end returns.Performance reflects e xpense limitations in effect.In their absence, performance would be reduced.Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. T O P C U R R E N C Y P O S I T I O N S A S O F 4 / 3 0 / 0 4 6 Currency Exposure (%) Euro Currency42.0%Danish Krone1.2% U.S. Dollar28.6German Mark0.9 Japanese Yen16.3Swedish Krona0.5 Great Britain Pound6.3Australian Dollar0.4 Canadian Dollar2.1 6 Figures represent a percentage of net assets and, due to rounding, may not sum to 100%.The Fund is actively managed and, as such, 4its composition may differ over time. P O R T F O L I O R E S U LT S High Yield Fund Dear Shareholder: This report provides an overview on the performance of the Goldman Sachs High Yield Fund during the six-month reporting period that ended April 30, 2004. Performance Review Over the six-month period that ended April 30, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 6.05%, 5.65%, 5.65%, 6.25%, and 5.99%, respectively. These returns compare to the 5.52% cumulative total return of the Fund’s benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index, over the same time period.* The Fund outperformed its benchmark during the reporting period. This was largely the result of an underweight to the Treasury-sensitive BB rated segment of the market and a continued focus on B rated securities. The Fund also benefited from an overweight position in Cyclicals, supported by the economic recovery, and an underweight to Telecommunications and Utilities. The Fund was negatively impacted in December 2003 by its exposure to Parmalat. As news unfolded surrounding the company’s prolonged fraudulent accounting practices it quickly filed for bankruptcy protection. Investment Objective The Fund seeks a high level of current income and may also consider the potential for capital appreciation. High Yield Market In the first half of this reporting period, the high yield market continued its rally of 2003 supported by positive technical factors and strength in the riskier segments of the market. This trend reversed course sharply in February 2004 and Treasury volatility h as been the main driver in the market over the past three months. The refinancing cycle has been driving supply in the new issue market. New companies have been well received in contrast to the large repeat issuers. Overall, the fundamentals for high yield continue to be strong with positive earnings results and refinancing trends supporting favorable corporate events within the market. Cyclical industries in particular have outperformed as price improvements have led to rising margins. The support for corporate valuations in cyclicals is triggering mergers and acquisitions. In contrast, the Wireline Telecommunications sector performed poorly as investors acknowledged the sector’s weak long-term fundamental outloo k. *Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. 5

P O R T F O L I O R E S U LT S Portfolio Composition Our portfolio construction strategy continued to be driven by credit fundamentals. The Fund outperformed its benchmark due to an underweight in the interest rate sensitive BB rated segment. We believe that crossover buyers had bid up that segment to what we view as unattractive pricing levels. The Fund continues to be very selective with the new issue calendar and, in particular, with the large repeat issuers such as Calpine. The Fund established a few new positions, primarily in Europe in companies such as Telenet, a Belgian cable operator and Seat, an Italian yellow pages publisher. Portfolio Highlights Telenet — Telenet is the leading cable television operator in Belgium. The B rated company has come to the end of its network upgrade and has a low level of leverage relative to its U.S. counterparts. In addition, it generates free cash flow. Ainsworth — Ainsworth Lumber is a leading Canadian Oriented Strand Board (OSB) producer, which is similar to plywood. The company benefited from the strength of the cyclical recovery which has driven OSB prices to near peak levels. In conjunction with a recent acquisition the company has refinanced its high coupon debt at substantially lower rates. As such, the Fund’s holding in Ainsworth was tendered (repaid) at a premium to its face value. Dex Media — Dex Media is a leading U.S. yellow pages publisher that was acquired in two stages by Qwest. The company has highly visible and stable revenues and, with very low capital needs, generates substantial free cash flow for deleveraging. We thank you for your investment and look forward to your continued confidence. Goldman Sachs High Yield Investment Management Team May 10, 2004 6

F U N D B A S I C S High Yield Fund as of April 30, 2004 P E R F O R M A N C E R E V I E W Lehaman Brothers November 1, 2003–Fund Total Return StandardizedU.S. Corporate High Assets Under ManagementApril 30, 2004(based on NAV)130-Day Yield2Yield Bond Index3 Class A6.05%7.14%5.52% $2.3 BillionClass B5.656.715.52 Class C 5.656.725.52 Institutional 6.257.885.52 Service5.997.365.52 1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s N A S D A Q S Y M B O L S performance does not reflect the deduction of any applicable sales charges. 2The Standardized 30-Day Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public Class A Shares offering price per share of the Fund on the last day of the period.This number is then annualized.This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders. GSHAX3 The Lehman Brothers U.S.Corporate High Yield Bond Index is a total return performance benchmark for fixed income securities having a maximum quality rating of Ba1 (as determined by Moody’s Investors Service), a minimum amount outstanding of $100 million and at least one year to maturity.The Index is unmanaged and does not reflect any deduction for fees, expenses or taxes. Class B Shares S T A N D A R D I Z E D T O T A L R E T U R N S 4 For the period ended 3/31/04Class AClass BClass CInstitutionalService GSHBX One Year18.43%17.71%21.87%24.32%23.89% Five Years4.724.504.936.105.58 Class C SharesSince Inception5.225.185.226.365.84 (8/1/97)(8/1/97) (8/15/97) (8/1/97)(8/1/97) GSHCX4 The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end.They assume reinvestment of all distributions at net asset value.These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase).Because I nstitutional and Service Shares do not involve a sales charge,such a charge is not applied to their Standardized Total Returns. Institutional SharesTotal return figures in the above charts represent past performance and do not indicate future results, which will vary.The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.Current performance may be lower or higher than the total return figures in the above GSHIXcharts.Please visit www.gs.com to obtain the most recent month-end returns.Performance refl ects expense limitations in effect. In their absence, performance would be reduced.Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Service Shares T O P 1 0 I S S U E R S A S O F 4 / 3 0 / 0 4 5 IssuerLine of Business% of Net Assets GSHSX El Paso Corp.Pipelines3.6% Charter Communications, Inc.Media–Cable1.8 Huntsman Co.Chemicals1.6 Dex Media, Inc.Publishing1.4 Nextel Communications, Inc.Telecommunications–Cellular1.4 Qwest Communications Int’l, Inc.Telecommunications1.3 FIMEP/Legrand S.A.Building Materials1.3 Adelphia Communications Corp.Media–Cable1.2 TRW Automotive, Inc.Automotive Parts1.1 Calpine Corp.Electric1.1 Credit Allocation* (%): BBB 0.3 BB 8.0B 54.8 CCC 27.1 CC 2.6 C 0.9 D 3.4 NR 1.8 CASH 1.1 5The Fund is actively managed and, as such, its composition may differ over time. *Note: Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated.7

P O R T F O L I O R E S U LT S Emerging Markets Debt Fund Dear Shareholder: This report provides an overview on the performance of the Goldman Sachs Emerging Markets Debt Fund during the six- month period that ended April 30, 2004. Performance Review Over the six-month period that ended April 30, 2004, the Fund’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 3.08% and 3.29%, respectively. These returns compare to the 2.39% cumulative total return of the Fund’s benchmark, the JP Morgan EMBI Global Diversified Index, over the same time period.* The Fund outperformed its benchmark over the reporting period primarily due to positive country selection. Investment Objective The Fund seeks a high level of total return consisting of income and capital appreciation. Portfolio Composition In recent months, we have reduced the volatility of the Fund relative to the market by reducing the size of overweight exposures in countries that we view positively. We also decreased absolute exposures in countries whose fundamentals we do not view favorably. At the end of the reporting period, Russia and Brazil represented the largest position in the Fund, both on an absolute and relative basis. South Korea and Mexico were the most significant underweight exposures in the Fund versus the benchmark. Portfolio Highlights We seek to outperform the benchmark through country selection and by identifying individual securities that we feel offer relative value. The Fund’s exposure to Argentina, Russia, Ecuador and Venezuela enhanced portfolio returns over the period. Conversely, exposure to Brazil and the Dominican Republic detracted from results. We thank you for your investment and look forward to your continued confidence. Goldman Sachs Global Fixed Income Investment Management Team May 10, 2004 *Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses. 8

F U N D B A S I C S Emerging Markets Debt Fund as of April 30, 2004 P E R F O R M A N C E R E V I E W November 3, 2003–Fund Total Return 30-Day JPM EMBI Global April 30, 2004(based on NAV)1Standardized Yield2 Diversified Index3 Assets Under Management Class A3.08%5.30%2.39% Institutional 3.295.972.39 $17.5 Million 1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding.The Fund’s performance assumes the reinvestment of dividends and other distributions.The Fund’s performance does not reflect the deduction of any applicable sales charges. 2The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period.This number is then annualized.This yield does not necessarily N A S D A Q S Y M B O L S reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with t he dividends or other distributions paid to shareholders. 3The J.P.Morgan EMBI Global Diversified Index is an unmanaged index of debt instruments of 31 Emerging Countries.The Index Class A Shares figures do not reflect any deduction for fees, expenses or taxes. GSDAX S T A N D A R D I Z E D T O T A L R E T U R N S 4 For the period ended 3/31/04Class AInstitutional Institutional Shares Since Inception7.67%13.08% (8/29/03) GSDIX 4The Standardized Total Returns are cumulative total returns as of the most recent calendar quarter-end.They assume reinvestment of all distributions at net asset value.These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary.The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.Current performance may be lower or higher than the total return figures in the abo ve charts.Please visit www.gs.com to obtain the most recent month-end returns.Performance reflects expense limitations in effect.In their absence, performance would be reduced.Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. T O P P O S I T I O N S A S O F 4 / 3 0 / 0 4 5 Country Allocation Russia17.4%Argentina5.3% Brazil13.8Malaysia3.9 Mexico6.3Philippines3.6 Venezuela6.0Ukraine3.6 Turkey5.7Peru3.2 Credit Allocation* (%): AAA 8.8 A 8.1 BBB 9.0 BB 34.6 B 31.9 CCC 4.3 CC to D 0.3 NR 3.2 5Figures represent a percentage of net assets and, due to rounding, may not sum to 100%.The Fund is actively managed and, as such, its composition may differ over time. *Reflects NRSRO (nationally recognized statistical rating organization) rating or internal rating if not rated. 9

 GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments
April 30, 2004 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Foreign Debt Obligations – 64.1%

Australian Dollar – 0.4%
Government of Australia
AUD 1,600,000	6.50%	05/15/2013	$1,196,334

Canadian Dollar – 2.1%
Government of Canada
CAD 3,600,000	6.00%	06/01/2008	$2,862,696
2,500,000	5.25	06/01/2013	1,907,367
2,600,000	5.75	06/01/2029	2,026,331

			$6,796,394

Danish Krone – 1.2%
Kingdom of Denmark
DKK 22,000,000	8.00%	03/15/2006	$3,881,098

Euro Currency – 35.4%
Federal Republic of Germany
EUR 1,400,000	6.88%	05/12/2005	$1,754,792
5,000,000	6.00	01/04/2007	6,478,146
19,900,000	5.25	01/04/2008	25,587,805
15,000,000	4.50	01/04/2013	18,530,956
1,900,000	3.75	07/04/2013	2,211,887
1,100,000	6.50	07/04/2027	1,617,427
550,000	5.50	01/04/2031	718,013
Government of France
4,000,000	6.50	10/25/2006	5,221,168
1,000,000	5.50	04/25/2010	1,315,514
10,000,000	5.00	04/25/2012	12,807,066
400,000	8.50	10/25/2019	685,515
1,500,000	8.50	04/25/2023	2,644,337
1,200,000	5.50	04/25/2029	1,557,717
Kingdom of Belgium
3,600,000	4.75	09/28/2006	4,515,181
2,700,000	4.25	09/28/2013	3,245,440
Kingdom of The Netherlands
2,850,000	3.75	07/15/2009	3,458,053
1,800,000	4.25	07/15/2013	2,169,243
Republic of Italy
800,000	4.75	03/15/2006	997,011
2,650,000	4.25	11/01/2009	3,278,658
2,000,000	5.00	02/01/2012	2,548,593
4,150,000	5.25	08/01/2017	5,307,909
3,500,000	6.50	11/01/2027	5,074,796
3,850,000	6.00	05/01/2031	5,267,445

			$116,992,672

German Mark – 0.9%
Citicorp
DEM 4,500,000	6.25%	09/19/2009	$3,039,593

Great Britain Pound – 6.3%
United Kingdom Treasury
GBP 3,500,000	5.00%	06/07/2004	$6,212,808
400,000	6.75	11/26/2004	719,517
2,000,000	8.50	07/16/2007	3,937,286
1,200,000	7.25	12/07/2007	2,299,152
1,300,000	8.75	08/25/2017	3,146,933
2,700,000	4.25	06/07/2032	4,368,793

			$20,684,489

Japanese Yen – 16.3%
Government of Japan
JPY 35,000,000	0.50%	06/20/2006	$319,168
2,100,000,000	0.90	12/22/2008	19,286,359
3,770,000,000	1.30	06/20/2012	34,100,148
30,000,000	1.50	03/20/2019	261,226

			$53,966,901

Swedish Krona – 0.5%
Kingdom of Sweden
SEK 11,900,000	5.50%	10/08/2012	$1,667,191

United States Dollar – 1.0%
Republic of Italy
USD 2,600,000	4.38%	10/25/2006	2,695,004
United Mexican States
800,000	7.50	04/08/2033	792,000

			$3,487,004

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $202,303,541)			$211,711,676

Corporate Bonds – 18.5%

Banks – 3.8%
Banca Popolare di Bergamo Capital Trust#±
EUR 550,000	8.36%	02/15/2011	$780,240
Bank of America Corp
USD 200,000	6.38	05/15/2005	209,273
200,000	7.88	05/16/2005	212,378
150,000	7.25	10/15/2025	169,097
BCI US Funding Trust II#±
EUR 870,000	3.64	07/15/2008	1,052,376
BES Finance Ltd.#±
530,000	5.58	07/02/2014	646,161
Citicorp
USD 100,000	7.20	06/15/2007	111,042
Citigroup, Inc.
1,250,000	6.75	12/01/2005	1,335,314
Merita Bank Ltd
1,010,000	6.50	04/01/2009	1,111,841
MIZUHO Financial Group (Cayman)†
1,170,000	5.79	04/15/2014	1,160,195
National Westminster Bank PLC#
370,000	7.75	04/29/2049	414,600
Santander Financial Issuances
1,100,000	7.88	04/15/2005	1,161,790

10       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Banks – (continued)
Sparebanken Rogaland†#
1,800,000	9.20%	08/18/2009	$1,836,200
Washington Mutual Finance Corp.
USD 2,020,000	8.25	06/15/2005	2,161,092
Wells Fargo Bank NA#
230,000	7.80	6/15/2010	244,344

			$12,605,943

Basic Industry – 0.7%
The Dow Chemical Co.
USD 2,170,000	5.25%	05/14/2004	$2,172,057

Capital Goods – 0.8%
Bombardier, Inc.†
USD 250,000	6.30%	05/01/2014	$246,532
180,000	7.45	05/01/2034	177,228
Tyco International Group SA
EUR 1,870,000	6.13	04/04/2007	2,376,895

			$2,800,655

Consumer Cyclicals – 1.2%
Ford Motor Credit Co.
USD 1,040,000	6.88%	02/01/2006	$1,102,420
300,000	7.25	10/25/2011	318,241
1,380,000	7.00	10/01/2013	1,419,233
General Motors Acceptance Corp.
EUR 450,000	7.00	11/15/2005	569,211
USD 470,000	7.00	02/01/2012	493,358
General Motors Corp.
10,000	8.38	07/15/2033	10,789

			$3,913,252

Consumer Noncyclical – 1.3%
Altria Group, Inc.
USD 390,000	7.00%	11/4/2013	$415,153
British American Tobacco Holdings BV#
EUR 1,040,000	2.95	07/21/2005	1,254,159
Imperial Tobacco Finance PLC
250,000	6.25	06/06/2007	322,668
Imperial Tobacco Overseas BV
USD 1,260,000	7.13	04/01/2009	1,394,363
Kraft Foods, Inc.
750,000	5.25	06/01/2007	784,939

			$4,171,282

Electric – 1.6%
CenterPoint Energy Resources Corp.
USD 1,180,000	7.88%	04/01/2013	$1,330,744
FirstEnergy Corp
170,000	5.50	11/15/2006	177,384
530,000	6.45	11/15/2011	557,984
750,000	7.38	11/15/2031	787,704
NGG Finance PLC
EUR 1,520,000	5.25	08/23/2006	1,907,281
Western Power Distribution Holding†
USD 680,000	6.75	12/15/2004	695,976

			$5,457,073

Financial Companies – 0.7%
Countrywide Home Loans, Inc.
USD 1,000,000	5.25%	06/15/2004	$1,004,387
Household Finance Corp.
EUR 940,000	6.25	09/21/2005	1,181,989

			$2,186,376

Insurance – 1.3%
CNA Financial Corp.
USD 430,000	6.50%	04/15/2005	$445,733
420,000	6.60	12/15/2008	446,779
Munich RE Finance BV#
EUR 490,000	6.75	06/21/2023	652,343
Prudential Insurance Co. of America
USD 1,900,000	6.38	07/23/2006	2,030,794
SL Finance PLC#
EUR 460,000	6.38	07/12/2022	594,993

			$4,170,642

Other – 0.9%
Korea Development Bank
EUR 2,420,000	4.38%	09/11/2008	$2,969,309

REIT – 0.5%
EOP Operating LP
USD 1,730,000	6.63%	02/15/2005	$1,791,019

Telecommunications – 5.0%
Bell Atlantic New Jersey, Inc
USD 65,000	8.00%	06/01/2022	$75,420
British Telecommunications PLC#
1,470,000	8.38	12/15/2010	1,744,225
Comcast Cable Communications
1,900,000	8.38	05/01/2007	2,150,732
Deutsche Telekom AG
1,860,000	8.25	06/15/2005	1,979,419
Deutsche Telekom International Finance BV#
360,000	9.25	06/01/2032	481,043
France Telecom SA
EUR 310,000	7.00	12/23/2009	423,581
USD 580,000	7.75 #	03/01/2011	684,151
EUR 360,000	8.13	01/28/2033	553,602
Koninklijke KPN NV
1,350,000	7.25	04/12/2006	1,745,218
Olivetti Finance NV#
1,480,000	6.58	07/30/2009	1,946,127
PanAmSat Corp.
USD 165,000	6.13	01/15/2005	168,713
Sogerim
EUR 450,000	7.25	04/20/2011	617,070

The accompanying notes are an integral part of these financial statements.       11

 GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)
April 30, 2004 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Telecommunications – (continued)
Sprint Capital Corp.
USD 1,610,000	6.00%	01/15/2007	$1,712,652
Telefonos de Mexico SA de CV (Telmex)†
860,000	4.50	11/19/2008	849,911
Verizon Global Funding Corp.
1,380,000	6.13	06/15/2007	1,487,488

			$16,619,352

Utility-Water – 0.7%
GIE Suez Alliance
EUR 260,000	5.75%	06/24/2023	$316,122
Suez SA
730,000	6.25	11/02/2007	952,536
Veolia Environnement
250,000	5.38	05/28/2018	300,275
630,000	6.13	11/25/2033	771,572

			$2,340,505

TOTAL CORPORATE BONDS
(Cost $57,867,206)			$61,197,465

Mortgage-Backed Obligations – 0.1%

Planned Amortization Class (PAC) CMOs – 0.1%
Federal Home Loan Mortgage Corp. Series 1623, Class PG
USD 482,506	3.00%	07/15/2021	$482,994

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $421,476)			$482,994

Agency Debentures – 1.4%

Federal Home Loan Mortgage Corp.
USD 4,700,000	5.13%	08/20/2012	$4,690,929

TOTAL AGENCY DEBENTURES
(Cost $4,671,153)			$4,690,929

U.S. Treasury Obligations – 12.5%

United States Treasury Interest-Only Stripped Securities@
USD 300,000	0.00%	02/15/2013	$199,539
400,000	0.00	02/15/2014	250,512
United States Treasury Principal-Only Stripped Securities•
1,520,000	0.00	11/15/2009	1,220,864
6,210,000	0.00	05/15/2020	2,574,418
1,000,000	0.00	05/15/2021	389,120
1,720,000	0.00	11/15/2021	647,976
1,000,000	0.00	11/15/2022	353,130
2,070,000	0.00	11/15/2024	649,524
2,400,000	0.00	08/15/2025	720,336
1,500,000	0.00	08/15/2026	425,835
United States Treasury Bonds
4,650,000	8.88	08/15/2017	6,425,463
1,950,000	8.13	08/15/2019	2,571,348
2,100,000	6.88	08/15/2025	2,506,140
United States Treasury Notes
USD 11,000,000	6.75	05/15/2005	11,572,331
500,000	4.63	05/15/2006	522,515
7,130,000	2.63	05/15/2008	6,945,761
1,700,000	3.88	02/15/2013	1,635,247
1,700,000	4.25	08/15/2013	1,671,491

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,916,461)			$41,281,550

	Exercise	Expiration
Contracts*	Rate	Date	Value
Options Purchased – 0.0%

Cross Currency Option Call EUR 4,320,988 Put USD 5,250,000 1.22		05/07/2004	$14,392
Cross Currency Option Call THB 270,000 Put USD 6,879 39.25		05/04/2004	6

TOTAL OPTIONS PURCHASED
(Cost $32,740)			$14,398

12       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Short-Term Obligations – 1.7%

State Street Bank & Trust Euro – Time Deposit
USD 5,517,000	0.94%	05/03/2004	$5,517,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $5,517,000)			$5,517,000

TOTAL INVESTMENTS
(Cost $312,729,577)			$324,896,012

*	The principal amount of each security or contract is stated in the currency in which the bond/option is denominated. See below.

AUD	= Australian Dollar
CAD	= Canadian Dollar
DKK	= Danish Krone
DEM	= German Mark
EUR	= Euro Currency
GBP	= Great Britain Pound
JPY	= Japanese Yen
SEK	= Swedish Krona
THB	= Thailand Baht
USD	= United States Dollar

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Total market value of Rule 144A securities amounted to $4,966,042, which represents approximately 1.5% of net assets as of April 30, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

±	Perpetual Maturity. Maturity date presented represents the next call date.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REIT—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.       13

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments
April 30, 2004

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – 94.2%

Aerospace – 2.1%
Argo-Tech Corp. (B-/Caa1)
USD 8,500,000	8.63%	10/01/2007	$8,500,000
Aspropulsion Capital B.V. (B-/B2)
EUR 1,000,000	9.63	10/01/2013	1,251,545
5,250,000	9.63 †	10/01/2013	6,570,611
BE Aerospace, Inc. (B+/B3)
USD 1,000,000	8.50	10/01/2010	1,090,000
BE Aerospace, Inc. (B-/Caa3)
3,250,000	9.50	11/01/2008	3,266,250
1,000,000	8.88	05/01/2011	965,000
Dunlop Standard Aerospace Holdings (CCC+/B3)
5,000,000	11.88	05/15/2009	5,300,000
Hexcel Corp. (CCC+/Caa2)
3,500,000	9.75	01/15/2009	3,683,750
K&F Industries, Inc. (B/B3)
4,703,000	9.25	10/15/2007	4,891,120
MTU Aero Engines Investment (B/B2)†
EUR 3,750,000	8.25	04/01/2014	4,625,926
Sequa Corp. (BB-/B1)
USD 4,000,000	9.00	08/01/2009	4,460,000
TD Funding Corp. (B-/B3)
4,000,000	8.38	07/15/2011	4,200,000

			$48,804,202

Airlines – 0.2%
Continental Airlines, Inc. (B/B3)
USD 3,000,000	7.57%	12/01/2006	$2,580,000
Delta Air Lines, Inc. (CCC)†
2,920,000	10.00	08/15/2008	1,752,000
Delta Air Lines, Inc. (CCC/Caa2)
1,500,000	7.90	12/15/2009	810,000

			$5,142,000

Automotive Parts – 4.8%
Accuride Corp. (CCC+/Caa1)
USD 4,250,000	9.25%	02/01/2008	$4,382,812
Advanced Accessory Systems (CCC+/B3)
3,000,000	10.75	06/15/2011	3,150,000
Allied Holdings, Inc. (B-/Caa1)
3,174,000	8.63	10/01/2007	3,062,910
Anchor Lamina, Inc
1,500,000	9.88	02/01/2008	930,000
Collins & Aikman Products (B-/B2)
2,625,000	10.75	12/31/2011	2,716,875
Collins & Aikman Products (B-/B3)
1,000,000	11.50	04/15/2006	990,000
Dana Corp. (BB/Ba3)
EUR 1,500,000	9.00	08/15/2011	2,119,842
USD 1,000,000	9.00	08/15/2011	1,180,000
Delco Remy International, Inc. (CCC+/B2)
2,750,000	8.63	12/15/2007	2,832,500
Delco Remy International, Inc. (CCC+/B3)
3,250,000	11.00	05/01/2009	3,436,875
Federal-Mogul Corp.Ø
2,375,000	7.50	01/15/2009	665,000
Foamex LP (B-/B3)
USD 4,500,000	10.75	04/01/2009	4,207,500
Foamex LP (CCC+/Caa2)
3,000,000	9.88	06/15/2007	2,100,000
Intermet Corp. (B/B2)
1,750,000	9.75	06/15/2009	1,653,750
Keystone Automotive Operations, Inc. (B-/B3)†
4,000,000	9.75	11/01/2013	4,380,000
LucasVarity PLC
GBP 5,400,000	10.88	07/10/2020	11,688,436
Navistar International Corp. (B/B2)
USD 2,250,000	8.00	02/01/2008	2,306,250
Navistar International Corp. (BB-/Ba3)
2,750,000	9.38	06/01/2006	3,031,875
Prestolite Electric, Inc
2,074,000	9.63	02/01/2008	2,115,480
Stanadyne Automotive Corp. (B/B3)
4,000,000	10.25	12/15/2007	4,000,000
Stoneridge, Inc. (B+/B2)
3,000,000	11.50	05/01/2012	3,585,000
Teksid Aluminium Lux (CCC+/B2)†
EUR 5,000,000	11.38	07/15/2011	6,025,680
Tenneco Automotive, Inc. (CCC+/B2)
USD 2,000,000	10.25	07/15/2013	2,310,000
Tenneco Automotive, Inc. (CCC+/Caa1)
3,000,000	11.63	10/15/2009	3,285,000
The Goodyear Tire & Rubber Co. (B3)
3,000,000	11.00	03/01/2011	3,285,000
The Goodyear Tire & Rubber Co. (B/B3)
EUR 4,000,000	6.38	06/06/2005	4,791,609
USD 7,000,000	7.86	08/15/2011	5,915,000
The Goodyear Tire & Rubber Co. (B+/B3)
CHF 1,000,000	5.38	03/17/2006	788,429
TRW Automotive (BB-/B1)
USD 2,250,000	9.38	02/15/2013	2,576,250
TRW Automotive (BB-/B2)
3,250,000	11.00	02/15/2013	3,867,500
EUR 6,013,000	11.75	02/15/2013	8,569,754
United Components, Inc. (B/B3)
USD 5,500,000	9.38	06/15/2013	5,912,500
Venture Holdings TrustØ
5,750,000	9.50	07/01/2005	258,750

			$112,120,577

Building Materials – 4.9%
Associated Materials, Inc. (B-/Caa1)†
USD 9,000,000	11.25%	03/01/2014	$5,805,000
Atrium Cos., Inc. (B-/B3)
4,000,000	10.50	05/01/2009	4,200,000
Better Minerals & Aggregates (CC/Caa3)
3,000,000	13.00	09/15/2009	2,310,000
Carmeuse Lime B.V. (B+/Ba3)
EUR 10,000,000	10.75	07/15/2012	13,653,218
FIMEP/ Legrand S.A. (B+/B1)
USD 6,500,000	10.50	02/15/2013	7,572,500
EUR 10,000,000	11.00	02/15/2013	14,252,043

14       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Building Materials – (continued)
Grohe Holding GMBH (B/B2)
10,000,000	11.50%	11/15/2010	$13,772,983
Heating Finance PLC (B/B2)†
GBP 1,750,000	7.88	03/31/2014	2,895,274
Interface, Inc. (CCC/Caa3)†
USD 2,000,000	9.50	02/01/2014	2,030,000
Jacuzzi Brands, Inc. (B/B3)
3,000,000	9.63	07/01/2010	3,345,000
Legrand S.A. (B+/Ba3)
7,050,000	8.50	02/15/2025	7,428,938
Nortek Holdings, Inc. (B-/Caa1)†§
8,000,000	0.00/10.00	05/15/2011	5,960,000
Sanitec International S.A. (B-/B3)
EUR 10,375,000	9.00	05/15/2012	12,612,010
Texas Industries, Inc. (BB-/B1)
USD 10,000,000	10.25	06/15/2011	11,350,000
USG Corp.Ø
2,000,000	8.50	08/01/2005	1,960,000
1,500,000	9.25	09/15/2049	1,410,000
Werner Holdings Co., Inc. (CCC+/B3)
6,000,000	10.00	11/15/2007	4,560,000

			$115,116,966

Capital Goods – 3.6%
AGCO Corp. (BB-/Ba3)
USD 500,000	9.50%	05/01/2008	$548,750
Alfa Laval AB (BBB-/Ba1)
EUR 5,258,000	12.13	11/15/2010	7,304,807
Columbus McKinnon Corp. (B-/B3)
USD 2,750,000	10.00	08/01/2010	2,928,750
Dresser, Inc. (B/B2)
4,000,000	9.38	04/15/2011	4,320,000
Flender Holdings GMBH (B-/B2)
EUR 1,500,000	11.00	08/01/2010	2,083,912
5,000,000	11.00 †	08/01/2010	6,946,374
Flowserve Corp. (B/B2)
USD 3,000,000	12.25	08/15/2010	3,450,000
Flowserve Finance B.V. (B/B2)
EUR 953,000	12.25	08/15/2010	1,278,325
General Binding Corp. (B-/Caa1)
USD 5,500,000	9.38	06/01/2008	5,589,375
General Cable Corp. (B/B2)†
2,500,000	9.50	11/15/2010	2,731,250
Luxfer Holdings PLC (CCC+/Caa1)
GBP 3,250,000	10.13	05/01/2009	4,814,738
Metaldyne Corp. (B/Caa1)
USD 5,000,000	11.00	06/15/2012	4,350,000
Mueller Holdings, Inc. (B-)§
8,000,000	0.00/14.75	04/15/2014	4,360,000
NMHG Holding Co. (B+/B3)
5,000,000	10.00	05/15/2009	5,550,000
Rexnord Corp. (B-/B3)
12,750,000	10.13	12/15/2012	13,897,500
Simonds Industries±
USD 131,000	10.00	10/01/2008	225,000
Terex Corp. (B/B3)
1,000,000	10.38	04/01/2011	1,137,500
2,000,000	9.25	07/15/2011	2,230,000
Thermadyne Holdings Corp.Ø
4,000,000	12.50	06/01/2008	40
Trench Electric S.A. (CCC+/B3)
9,000,000	10.25	12/15/2007	9,135,000

			$82,881,321

Chemicals – 7.3%
Avecia Group PLC (CCC/Caa3)
USD 10,250,000	11.00%	07/01/2009	$8,148,750
250,000	11.00 †	07/01/2009	173,750
Compass Minerals International, Inc. (B-)§
8,750,000	0.00/12.75	12/15/2012	7,087,500
7,750,000	0.00/12.00	06/01/2013	5,967,500
Dynea International Oy (CCC/Caa2)
EUR 7,500,000	12.25	08/15/2010	6,197,842
Equistar Chemical/ Funding (B+/B2)
USD 3,750,000	10.63	05/01/2011	4,190,625
Equistar Chemicals LP (B+)
2,000,000	7.55	02/15/2026	1,805,000
Equistar Chemicals LP (B+/B2)
2,750,000	10.13	09/01/2008	3,059,375
Ethyl Corp. (B/B2)
4,250,000	8.88	05/01/2010	4,611,250
General Chemicals Industries Ø
1,500,000	10.63	05/01/2009	150,000
Hercules, Inc. (BB-/Ba2)
2,500,000	11.13	11/15/2007	3,000,000
HMP Equity Holdings Corp. (CCC+)†@
10,000,000	0.00	05/15/2008	5,900,000
Huntsman Advanced Materials LLC (B/B2)†
5,000,000	11.00	07/15/2010	5,600,000
Huntsman ICI Chemicals (Caa1)
EUR 4,500,000	10.13	07/01/2009	5,402,902
Huntsman ICI Holdings LLC (B-/B3)
USD 2,000,000	9.88	03/01/2009	2,225,000
Huntsman ICI Holdings LLC (CCC+/Caa1)
1,750,000	10.13	07/01/2009	1,837,500
Huntsman ICI Holdings LLC (CCC+/Caa2)@
17,000,000	0.00	12/31/2009	8,415,000
Huntsman International LLC (CCC+/Caa1)
EUR 4,875,000	10.13	07/01/2009	5,853,143
IMC Global, Inc. (B+/B1)
USD 4,500,000	10.88	08/01/2013	5,602,500
IMC Global, Inc. (B-/B2)
26,000	7.63	11/01/2005	26,910
Ineos Group Holdings PLC (B+/B1)
EUR 2,750,000	10.50	08/01/2010	3,655,829
ISP Chemco, Inc. (BB-/B1)
USD 3,500,000	10.25	07/01/2011	3,955,000
Lucite International Finance PLC (B+/B3)
EUR 8,000,000	10.25	05/15/2010	10,443,514

The accompanying notes are an integral part of these financial statements.       15

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
April 30, 2004

Principal	Interest		Maturity
Amount•	Rate		Date	Value
Corporate Bonds – (continued)

Chemicals – (continued)
Lyondell Chemical Co. (B+/B1)
USD 2,000,000	9.88%		05/01/2007	$2,100,000
1,500,000	9.50		12/15/2008	1,567,500
4,000,000	10.50		06/01/2013	4,380,000
Noveon, Inc
9,357,356	13.00		08/31/2011	9,918,798
Noveon, Inc. (B/B3)
7,000,000	11.00		02/28/2011	8,225,000
OM Group, Inc. (B-/Caa1)
3,500,000	9.25		12/15/2011	3,587,500
Rhodia S.A. (CCC+/B3)
EUR 2,000,000	8.00		06/01/2010	2,167,748
Rhodia S.A. (CCC+/Caa1)
USD 3,000,000	8.88	†	06/01/2011	2,550,000
EUR 5,500,000	9.25		06/01/2011	5,500,211
1,500,000	9.25	†	06/01/2011	1,500,057
Rockwood Specialties, Inc. (B-/B3)
USD 5,000,000	10.63		05/15/2011	5,350,000
Royster-Clark, Inc. (B-/Caa1)
2,250,000	10.25		04/01/2009	2,182,500
Solutia Europe S.A. N.V. (CCC+)
EUR 2,000,000	10.00		12/15/2008	2,491,113
Sovereign Specialty Chemicals, Inc. (B-/Caa1)
USD 6,750,000	11.88		03/15/2010	6,952,500
United Agri Products (B-/B3)†
2,000,000	8.25		12/15/2011	2,220,000
Witco Corp. (BB/Ba2)
7,000,000	7.75		04/01/2023	6,125,000

				$170,126,817

Conglomerates – 3.3%
ABB International Finance Ltd. (BB-/B1)
USD 5,000,000	4.63%		05/16/2007	$5,312,500
EUR 6,000,000	11.00		01/15/2008	8,425,473
Blount, Inc. (CCC/Caa1)
USD 3,000,000	7.00		06/15/2005	3,120,000
Blount, Inc. (CCC/Caa2)
5,000,000	13.00		08/01/2009	5,400,000
Britax Group PLC@
EUR 20,000,000	0.00		12/01/2008	5,605,005
Britax Group PLC (B-/B3)
8,000,000	11.25		05/15/2011	9,988,407
Invensys PLC (B-/B3)
USD 750,000	7.13		01/15/2007	751,875
1,000,000	6.50		01/15/2010	920,000
3,000,000	6.50	†	01/15/2010	2,790,000
5,000,000	9.88	†	03/15/2011	5,275,000
Mark IV Industries, Inc. (B/Caa1)
10,007,000	7.50		09/01/2007	9,406,580
SPX Corp. (BB+/Ba3)
USD 5,500,000	7.50		01/01/2013	5,857,500
The Manitowoc Co., Inc. (B/B2)
EUR 4,500,000	10.38		05/15/2011	5,955,318
Trimas Corp. (B/B3)
USD 7,250,000	9.88		06/15/2012	7,830,000

				$76,637,658

Consumer Cyclicals – Services – 2.0%
APCOA, Inc. (CCC+/Caa3)
USD 3,000,000	9.25%		03/15/2008	$1,050,000
Ashtead Holdings PLC (B-/B2)†
GBP 3,000,000	12.00		05/01/2014	5,322,603
Brickman Group Ltd. (B/B2)
USD 2,000,000	11.75		12/15/2009	2,315,000
Buhrmann U.S., Inc. (B/B2)
1,250,000	12.25		11/01/2009	1,368,750
H&E Equipment Services LLC (B-/B3)
3,000,000	11.13		06/15/2012	3,240,000
Integrated Electrical Services, Inc. (B+/B2)
2,500,000	9.38		02/01/2009	2,612,500
Interline Brands, Inc. (B-/Caa1)
5,000,000	11.50		05/15/2011	5,425,000
MSX International, Inc. (B-/B2)
2,500,000	11.00		10/15/2007	2,400,000
MSX International, Inc. (CCC+/Caa1)
1,000,000	11.38		01/15/2008	750,000
Penhall International Corp. (B-/Caa3)
3,000,000	12.00		08/01/2006	2,850,000
The Shaw Group, Inc. (BB-/Ba2)
4,500,000	10.75		03/15/2010	4,635,000
United Rentals North America, Inc. (B+/B2)
4,000,000	7.75		11/15/2013	3,900,000
2,750,000	7.00	†	02/15/2014	2,557,500
Wesco Distribution, Inc. (B-/B3)
4,250,000	9.13		06/01/2008	4,377,500
Williams Scotsman, Inc. (B-/B3)
2,750,000	9.88		06/01/2007	2,743,125

				$45,546,978

Consumer Products – 4.2%
Armkel LLC (B/B1)
USD 4,250,000	9.50%		08/15/2009	$4,637,812
Bombardier Recreational Products, Inc. (B-/B3)†
6,000,000	8.38		12/15/2013	5,940,000
Briggs & Stratton Corp. (BB+/Ba1)
2,500,000	8.88		03/15/2011	2,975,000
Cabot Safety Corp. (B-)
5,500,000	12.50		07/15/2005	5,610,000
Doane Pet Care Co. (CCC/B2)
3,250,000	10.75		03/01/2010	3,461,250
FTD, Inc. (B-/B3)†
2,000,000	7.75		02/15/2014	1,990,000
Herbalife International, Inc. (B/B2)
4,250,000	11.75		07/15/2010	4,908,750

16       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Consumer Products – (continued)
Jafra Cosmetics International, Inc. (B-/B3)
USD 2,000,000	10.75%	05/15/2011	$2,265,000
Johnsondiversey Holdings, Inc. (B/B3)§
5,000,000	0.00/10.67	05/15/2013	3,775,000
Johnsondiversey, Inc. (B/B2)
EUR 2,000,000	9.63	05/15/2012	2,586,925
USD 2,500,000	9.63	05/15/2012	2,737,500
Jostens Holding Corp. (B-/Caa2)§
4,000,000	0.00/10.25	12/01/2013	2,690,000
Jostens, Inc. (B-/B3)
5,000,000	12.75	05/01/2010	5,625,000
MemberWorks, Inc. (B/B2)†
3,000,000	9.25	04/01/2014	2,992,500
Norcross Safety Products (B-/B3)
4,250,000	9.88	08/15/2011	4,611,250
Playtex Products, Inc. (CCC+/Caa2)
6,500,000	9.38	06/01/2011	6,451,250
Prestige Brands, Inc. (CCC+/Caa1)†
3,500,000	9.25	04/15/2012	3,377,500
Remington Arms Co., Inc. (CCC+/B2)
2,500,000	10.50	02/01/2011	2,481,250
Safilo Capital International S.A. (CCC+/Caa2)
EUR 13,500,000	9.63	05/15/2013	14,713,139
Sola International, Inc. (B/B1)
USD 2,000,000	6.88	03/15/2008	2,000,000
Texon International PLC
DEM 2,250,000	10.00	02/01/2010	413,336
United Industries Corp. (B-/B3)
USD 5,000,000	9.88	04/01/2009	5,237,500
WH Holdings (B/B3)†
6,000,000	9.50	04/01/2011	6,390,000

			$97,869,962

Defense – 0.2%
Alliant Techsystems, Inc. (B/B2)
USD 1,500,000	8.50%	05/15/2011	$1,650,000
L-3 Communications Corp. (BB-/Ba3)†
3,500,000	6.13	01/15/2014	3,482,500

			$5,132,500

Electric – 5.2%
AES Corp. (B+/B2)†
USD 2,000,000	9.00%	05/15/2015	$2,185,000
AES Corp. (B-/B3)
5,250,000	9.50	06/01/2009	5,656,875
5,250,000	9.38	09/15/2010	5,656,875
Allegheny Energy Supply Co. LLC (CCC+/B3)
1,000,000	7.80	03/15/2011	980,000
7,250,000	8.25 †	04/15/2012	7,268,125
Aquila, Inc. (B-/Caa1)
5,500,000	9.95	02/01/2011	5,830,000
Calpine Canada Energy Finance (CCC+/Caa1)
13,750,000	8.50	05/01/2008	9,659,375
Calpine Corp. (B)†
1,750,000	9.88	12/01/2011	1,618,750
7,500,000	8.75	07/15/2013	6,637,500
Calpine Corp. (CCC+/Caa1)
USD 1,250,000	8.63	08/15/2010	871,875
4,000,000	8.50	02/15/2011	2,800,000
CMS Energy Corp. (B+/B3)
3,250,000	9.88	10/15/2007	3,558,750
Dynegy Holdings, Inc. (B-/B3)†
5,000,000	10.13	07/15/2013	5,500,000
Dynegy Holdings, Inc. (CCC+/Caa2)
4,500,000	8.75	02/15/2012	4,275,000
1,500,000	7.13	05/15/2018	1,192,500
Edison Mission Energy (B/B2)
1,500,000	10.00	08/15/2008	1,575,000
1,000,000	9.88	04/15/2011	1,027,500
Elwood Energy LLC (BB/Ba2)
2,746,320	8.16	07/05/2026	2,856,173
Ipalco Enterprises, Inc. (BB-/Ba1)
1,250,000	8.38	11/14/2008	1,387,500
2,000,000	8.63	11/14/2011	2,250,000
Midwest Generation LLC (B/B2)
1,000,000	8.30	07/02/2009	1,030,000
5,000,000	8.56	01/02/2016	5,125,000
Mirant Americas Generation LLC (D)Ø
6,500,000	7.63	05/01/2006	4,696,250
1,000,000	8.30	05/01/2011	720,000
Mirant Corp. (D)†Ø
2,250,000	7.90	07/15/2009	1,327,500
Mirant Mid-Atlantic LLC (D)Ø
2,236,320	9.13	06/30/2017	2,303,409
Monongahela Power Co. (B-/Ba2)
3,000,000	7.36	01/15/2010	3,001,050
Noteco Ltd. (Drax) A2±
GBP 1,521,000	8.18	06/30/2015	3,089,851
Noteco Ltd. (Drax) A3±
287,000	9.18	06/30/2020	0
Noteco Ltd. (Drax) B#
645,000	6.18	06/30/2025	944,096
NRG Energy, Inc. (B+/B2)†
USD 3,500,000	8.00	12/15/2013	3,543,750
Portland General Electric (BBB+/Baa2)
5,000,000	9.31	08/011/2021	5,798,600
Reliant Resources, Inc. (B/B1)
3,000,000	9.25	07/15/2010	3,225,000
4,000,000	9.50	07/15/2013	4,360,000
South Point Energy Center LLC (B/B2)†
1,619,802	8.40	05/30/2012	1,474,020
4,000,000	9.83	05/30/2019	3,420,000
Utilicorp Canada Finance Corp. (B-/Caa1)
3,500,000	7.75	06/15/2011	3,377,500

			$120,222,824

The accompanying notes are an integral part of these financial statements.       17

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
April 30, 2004

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Energy – 2.0%
AmeriGas Partners LP (BB-/B2)
USD 2,000,000	8.88%	05/20/2011	$2,200,000
Benton Oil & Gas Co. (B-/Caa2)
3,500,000	9.38	11/01/2007	3,570,000
EL Paso Production Holding Co. (B-/B3)
USD 9,000,000	7.75	06/01/2013	8,550,000
Grant Prideco Escrow, Inc. (BB-/Ba3)
500,000	9.00	12/15/2009	551,250
Grant Prideco, Inc. (BB-/Ba3)
1,500,000	9.63	12/01/2007	1,687,500
GulfTerra Energy Partners LP (BB-/B1)
1,799,000	8.50	06/01/2010	2,005,885
1,675,000	8.50	06/01/2011	1,871,813
1,005,000	10.63	12/01/2012	1,231,125
Kvaerner ASA (B2)†
EUR 3,750,000	8.38	06/15/2011	4,491,190
Paramount Resources Ltd. (B/B2)
USD 2,000,000	7.88	11/01/2010	1,990,000
Peabody Energy Corp. (BB-/Ba3)
2,500,000	6.88	03/15/2013	2,600,000
Premcor Refining Group, Inc. (B/B2)
2,500,000	7.75	02/01/2012	2,625,000
Sonat, Inc. (CCC+/Caa1)
1,000,000	7.63	07/15/2011	870,000
Star Gas Partners LP (B/B3)
3,000,000	10.25	02/15/2013	3,285,000
Tesoro Petroleum Corp. (B/B3)
5,000,000	9.63	04/01/2012	5,637,500
Vintage Petroleum, Inc. (B/B1)
1,500,000	7.88	05/15/2011	1,593,750
Vintage Petroleum, Inc. (BB-/Ba3)
2,000,000	8.25	05/01/2012	2,195,000

			$46,955,013

Entertainment – 0.9%
Imax Corp. (B-/B3)†
USD 1,250,000	9.63%	12/01/2010	$1,262,500
Six Flags, Inc. (B-/B3)
2,250,000	9.50	02/01/2009	2,362,500
2,000,000	8.88	02/01/2010	2,035,000
5,000,000	9.75	04/15/2013	5,268,750
Universal City Development Partners (B-/B2)
8,750,000	11.75	04/01/2010	10,160,938

			$21,089,688

Environmental – 0.6%
Allied Waste North America, Inc
USD 57,000	7.88%	01/01/2009	$58,995
Allied Waste North America, Inc. (BB-/Ba3)
2,375,000	8.88	04/01/2008	2,654,062
1,500,000	8.50	12/01/2008	1,672,500
1,500,000	7.88	04/15/2013	1,620,000
IESI Corp. (B-/B3)
2,750,000	10.25	06/15/2012	2,983,750
Synagro Technologies, Inc. (B/B3)
1,500,000	9.50	04/01/2009	1,620,000
Waste Services (B-/Caa1)†
2,625,000	9.50	04/15/2014	2,739,844

			$13,349,151

Food – 3.8%
American Seafoods Group LLC (B/B3)
USD 4,000,000	10.13%	04/15/2010	$4,800,000
Aurora Foods, Inc. (D)Ø
2,750,000	9.88	02/15/2007	2,255,000
2,500,000	8.75	07/01/2008	2,050,000
Barry Callebaut Services N.V. (BB-/B1)
EUR 4,250,000	9.25	03/15/2010	5,726,267
Burns Philp Capital Party Ltd (B-/B3)
USD 4,500,000	10.75	02/15/2011	4,882,500
5,000,000	9.75	07/15/2012	5,275,000
Dole Food Co. (BB-/B2)
5,250,000	8.63 #	05/01/2009	5,617,500
3,000,000	8.88	03/15/2011	3,210,000
Domino’s, Inc. (B-/B3)
5,500,000	8.25	07/01/2011	5,940,000
Eagle Family Foods (CCC+/Caa2)
3,500,000	8.75	01/15/2008	2,835,000
Land O’ Lakes, Inc. (B/B2)†
1,000,000	9.00	12/15/2010	1,047,500
Land O’ Lakes, Inc. (B-/B3)
7,000,000	8.75	11/15/2011	6,685,000
Michael Foods, Inc. (B-/B3)†
4,250,000	8.00	11/15/2013	4,494,375
New World Pasta Co.Ø
3,000,000	9.25	02/15/2009	390,000
Parmalat Finance Corp. B.V.Ø
EUR 2,000,000	6.00	02/06/2006	311,389
9,750,000	6.13	09/29/2010	1,683,125
Pinnacle Foods Holding Corp. (B/B3)†
USD 4,000,000	8.25	12/01/2013	4,200,000
Premier International Foods PLC (B-/B3)
4,000,000	12.00	09/01/2009	4,310,000
Swift & Co. (B/B2)
4,750,000	12.50	01/01/2010	5,058,750
Swift & Co. (B+/B1)
4,000,000	10.13	10/01/2009	4,280,000
United Biscuits Finance (B-/B1)
EUR 5,500,000	10.63	04/15/2011	7,245,787
GBP 3,000,000	10.75	04/15/2011	5,668,572

			$87,965,765

Gaming – 3.3%
Ameristar Casinos, Inc. (B/B2)
USD 4,000,000	10.75%	02/15/2009	$4,620,000
Autotote Corp. (B/B2)
3,082,000	12.50	08/15/2010	3,590,530
Boyd Gaming Corp. (B+/B1)
2,000,000	8.75	04/15/2012	2,207,500

18       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Gaming – (continued)
Chukchansi Economic Development Authority†
3,000,000	14.50%	06/15/2009	$3,735,000
Circus & Eldorado (B+/B1)
6,000,000	10.13	03/01/2012	6,090,000
Inn of the Mountain Gods (B/Caa1)†
5,000,000	12.00	11/15/2010	5,450,000
Kerzner International Ltd. (B+/B2)
USD 3,750,000	8.88	08/15/2011	4,153,125
Mandalay Resort Group (BB+/Ba2)
250,000	6.45	02/01/2006	261,250
Mandalay Resort Group (BB-/Ba3)
3,250,000	10.25	08/01/2007	3,778,125
2,000,000	9.38	02/15/2010	2,340,000
MGM Mirage, Inc. (BB-/Ba2)
250,000	9.75	06/01/2007	283,750
5,000,000	8.38	02/01/2011	5,525,000
Mirage Resorts, Inc. (BB+/Ba1)
3,125,000	7.25	08/01/2017	3,234,375
Mohegan Tribal Gaming Authority (BB-/Ba3)
3,000,000	8.00	04/01/2012	3,277,500
MTR Gaming Group, Inc. (B+/B2)
3,000,000	9.75	04/01/2010	3,210,000
Park Place Entertainment Corp. (BB+/Ba1)
1,500,000	7.50	09/01/2009	1,650,000
Park Place Entertainment Corp. (BB-/Ba2)
6,125,000	7.88	03/15/2010	6,699,219
2,500,000	8.13	05/15/2011	2,762,500
Pinnacle Entertainment, Inc. (CCC+/Caa1)
2,000,000	9.25	02/15/2007	2,040,000
Poster Financial Group, Inc. (B/B2)†
2,000,000	8.75	12/01/2011	2,100,000
Resorts International Hotel & Casino, Inc. (B/B2)
2,000,000	11.50	03/15/2009	2,230,000
River Rock Entertainment (B+/B2)†
2,000,000	9.75	11/01/2011	2,130,000
Venetian Casino Resort LLC (B-/B3)
4,750,000	11.00	06/15/2010	5,521,875

			$76,889,749

Health Care – 5.1%
Alliance Imaging, Inc. (B-/B3)
USD 5,000,000	10.38%	04/15/2011	$5,050,000
AmeriPath, Inc. (B-/Caa1)
6,500,000	10.50	04/01/2013	6,662,500
Biovail Corp. (BB-/B2)
3,000,000	7.88	04/01/2010	2,947,500
Dade Behring, Inc. (B+/B2)
2,136,242	11.91	10/03/2010	2,467,360
DJ Orthopedics LLC (B/B3)
2,250,000	12.63	06/15/2009	2,407,500
Fresenius Medical Care Capital Trust (BB-/Ba2)
DEM 2,225,000	7.38	02/01/2008	1,457,850
Healthsouth Corp
USD 6,000,000	6.88	06/15/2005	6,030,000
1,000,000	7.00	06/15/2008	990,000
2,000,000	10.75	10/01/2008	2,000,000
1,750,000	7.63	06/01/2012	1,758,750
Hudson Respiratory Care, Inc. (CC/Ca)
4,000,000	9.13	04/15/2008	3,720,000
Medex, Inc. (B-/B3)†
3,000,000	8.88	05/15/2013	3,247,500
NDCHealth Corp. (B/B2)
USD 3,500,000	10.50	12/01/2012	3,946,250
NYCO Holdings 2 APS†‡
EUR 4,607,000	16.00	09/30/2013	5,655,516
NYCO Holdings 2 APS (B-/B3)
14,500,000	11.50	03/31/2013	19,623,507
PerkinElmer, Inc. (BB-/Ba3)
USD 8,000,000	8.88	01/15/2013	9,080,000
Psychiatric Solutions, Inc. (B-/B3)
2,500,000	10.63	06/15/2013	2,850,000
Quintiles Transnational Corp. (B/B3)†
6,000,000	10.00	10/01/2013	6,225,000
Senior Housing Properties Trust (BB+/Ba2)
3,000,000	7.88	04/15/2015	3,180,000
Service Corp. International (BB-/B1)
1,500,000	7.20	06/01/2006	1,582,500
500,000	6.88	10/01/2007	526,875
1,000,000	7.70	04/15/2009	1,067,500
Stewart Enterprises, Inc. (B+/B2)
1,000,000	10.75	07/01/2008	1,126,250
Sybron Dental Specialties, Inc. (BB-/B2)
4,000,000	8.13	06/15/2012	4,400,000
Tenet Healthcare Corp. (B-/B3)
10,500,000	7.38	02/01/2013	9,555,000
US Oncology, Inc. (B+/B2)
5,000,000	9.63	02/01/2012	5,925,000
Vanguard Health Systems, Inc. (B-/B3)
2,250,000	9.75	08/01/2011	2,435,625
Ventas Realty LP (BB-/Ba3)
2,000,000	9.00	05/01/2012	2,260,000

			$118,177,983

Home Construction – 0.0%
Standard Pacific Corp. (B+/Ba3)
USD 1,000,000	9.25%	04/15/2012	$1,105,000

Lodging – 1.2%
Corrections Corp. of America (B/B1)
USD 4,000,000	9.88%	05/01/2009	$4,510,000
2,000,000	7.50	05/01/2011	2,100,000
Gaylord Entertainment Co. (B-/B3)†
3,000,000	8.00	11/15/2013	3,165,000
Host Marriott LP (B+/Ba3)
2,875,000	9.50	01/15/2007	3,205,625
1,030,000	7.88	08/01/2008	1,068,625
5,000,000	7.13	11/01/2013	5,100,000

The accompanying notes are an integral part of these financial statements.       19

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
April 30, 2004

Principal	Interest		Maturity
Amount•	Rate		Date	Value
Corporate Bonds – (continued)

Lodging – (continued)
RFS Partnership LP (B-/B2)
4,000,000	9.75%		03/01/2012	$4,800,000
Starwood Hotels & Resorts Worldwide, Inc. (BB+/Ba1)
1,000,000	7.88		05/01/2012	1,106,250
2,000,000	7.38		11/15/2015	2,120,000

				$27,175,500

Media – Broadcasting & Radio – 1.0%
Antenna TV S.A. (B+/B1)
USD 889,000	9.00%		08/01/2007	$899,001
Clear Channel Communications, Inc. (BBB-/Ba1)
USD 3,000,000	8.00		11/01/2008	3,429,720
Emmis Escrow Corp. (B-/B3)§
3,559,000	0.00/12.50		03/15/2011	3,554,551
Entravision Communications Corp. (B-/B3)
3,000,000	8.13		03/15/2009	3,180,000
Vivendi Universal S.A. (BB/Ba3)
10,000,000	9.25		04/15/2010	11,750,000

				$22,813,272

Media – Broadcast Towers – 1.1%
American Tower Corp. (CCC/Caa1)
USD 10,000,000	9.38%		02/01/2009	$10,725,000
American Tower Escrow Corp. (CCC/B3)@
2,750,000	0.00		08/01/2008	2,007,500
Crown Castle International Corp. (CCC/B3)
2,000,000	10.75		08/01/2011	2,265,000
6,000,000	7.50		12/01/2013	6,000,000
SBA Telecommunications (CCC-/Caa1)†§
5,000,000	0.00/9.75		12/15/2011	3,700,000
SpectraSite, Inc. (CCC+/B3)
1,500,000	8.25		05/15/2010	1,575,000

				$26,272,500

Media-Cable – 6.4%
Adelphia Communications Corp.Ø
USD 2,000,000	3.25	%Δ	05/01/2005	$1,090,000
2,750,000	9.38		11/15/2009	3,011,250
2,000,000	10.88		10/01/2010	2,180,000
3,750,000	10.25		06/15/2011	4,162,500
Atlantic Broadband Finance LLC (CCC+/Caa1)†
4,250,000	9.38		01/15/2014	4,101,250
Avalon Cable Holding Finance (CCC-/Caa1)
1,260,420	11.88		12/01/2008	1,332,894
Cablevision Systems New York Group (B+/B3)†
4,000,000	8.00		04/15/2012	4,020,000
Century Communications Corp.Ø@
4,750,000	0.00		01/15/2008	3,135,000
Charter Communications Holdings II (CCC-/Caa1)†
4,000,000	10.25		09/15/2010	4,155,000
Charter Communications Holdings LLC (CCC-/Ca)
500,000	10.00		04/01/2009	435,000
10,750,000	10.75		10/01/2009	9,540,625
3,500,000	9.63		11/15/2009	2,957,500
3,000,000	0.00/11.75§		01/15/2010	2,482,500
9,000,000	9.92		04/01/2011	7,515,000
8,750,000	0.00/11.75§		05/15/2011	5,709,375
1,000,000	10.00		05/15/2011	835,000
Charter Communications, Inc. (CCC-/Ca)
2,500,000	5.75		10/15/2005	2,415,625
1,500,000	4.75		06/01/2006	1,424,340
CSC Holdings, Inc. (BB-/B1)
7,250,000	8.13		07/15/2009	7,739,375
Diamond Holdings PLC (C/Caa2)
USD 500,000	9.13		02/01/2008	517,500
GBP 1,500,000	10.00		02/01/2008	2,755,804
FrontierVision Holdings LPØ
USD 3,000,000	11.00		10/15/2006	3,630,000
8,000,000	11.88		09/15/2007	9,920,000
Insight Midwest LP (B+/B2)
2,500,000	10.50		11/01/2010	2,712,500
Mediacom Broadband LLC (B+/B2)
1,500,000	11.00		07/15/2013	1,612,500
Mediacom LLC (B+/B2)
2,750,000	8.50		04/15/2008	2,743,125
4,750,000	9.50		01/15/2013	4,714,375
Ono Finance PLC (CCC-/Caa2)
EUR 2,000,000	13.00		05/01/2009	2,545,008
USD 3,000,000	13.00		05/01/2009	3,206,250
EUR 2,500,000	14.00		07/15/2010	3,338,451
Renaissance Media Group LLC (CCC+/B3)
USD 3,000,000	10.00		04/15/2008	3,097,500
Tele Columbus
EUR 7,500,000	9.38		04/15/2012	8,982,380
Telenet Communication N.V. (B-/B3)†
2,000,000	9.00		12/15/2013	2,455,184
Telenet Group Holding N.V. (CCC+/Caa2)†§
USD 17,000,000	0.00/11.50		06/15/2014	10,370,000
Telewest Communications PLC (Ca)
1,000,000	9.25		04/15/2009	525,000
Telewest Communications PLC (C/Ca)
2,000,000	6.00	†Ø	07/07/2005	2,119,220
GBP 11,250,000	9.88	Ø	04/15/2009	9,381,088
USD 2,250,000	0.00/11.38	§	02/01/2010	1,057,500
Telewest Communications PLC (D/Ca)Ø
7,500,000	11.00		10/01/2007	4,762,500

				$148,688,119

Media-Non Cable – 0.6%
DIRECTV Holdings LLC (BB-/B1)
USD 5,000,000	8.38%		03/15/2013	$5,650,000
Echostar DBS Corp. (BB-/Ba3)†
4,500,000	6.38		10/01/2011	4,533,750

20       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Media-Non Cable – (continued)
Lamar Media Corp. (B/Ba3)
2,500,000	7.25%	01/01/2013	$2,693,750
500,000	7.25 †	01/01/2013	463,750
PX Escrow Corp. (CCC-/Ca)
1,000,000	9.63	02/01/2006	830,000

			$14,171,250

Metals – 1.1%
AK Steel Corp. (B+/B3)
USD 500,000	7.88%	02/15/2009	$460,000
4,000,000	7.75	06/15/2012	3,580,000
Corus Finance PLC (CCC+/B3)
EUR 1,500,000	5.38	08/09/2006	1,823,423
Earle M. Jorgensen Co. (B-/B2)
USD 2,250,000	9.75	06/01/2012	2,525,625
Haynes International, Inc. (D/Ca)Ø
USD 1,500,000	11.63	09/01/2004	1,005,000
Kaiser Aluminum & Chemical Corp.Ø
2,750,000	10.88	10/15/2006	2,626,250
2,500,000	9.88	02/15/2049	2,400,000
UCAR Finance, Inc. (B/B2)
8,000,000	10.25	02/15/2012	9,180,000
Wolverine Tube, Inc. (B+/B3)
3,000,000	10.50	04/01/2009	3,270,000

			$26,870,298

Packaging – 4.7%
BSN Glasspack Obligation (B-/B1)†
EUR 1,750,000	9.25%	08/01/2009	$2,284,519
Chesapeake Corp. (BB/B1)
USD 7,000,000	7.20	03/15/2005	7,035,000
Chesapeake Corp. (B+/B2)
GBP 327,000	10.38	11/15/2011	635,279
Consolidated Container Co. LLC (CCC/Caa2)
USD 5,000,000	10.13	07/15/2009	4,300,000
Constar International, Inc. (B/Caa1)
4,000,000	11.00	12/01/2012	3,760,000
Crown Cork & Seal Finance PLC (B/B3)
2,250,000	7.00	12/15/2006	2,306,250
Crown Euro Holdings S.A. (B/B2)
5,000,000	10.88	03/01/2013	5,800,000
Crown Euro Holdings S.A. (B+)
EUR 12,000,000	10.25	03/01/2011	16,024,566
Crown Euro Holdings S.A. (B+/B1)
USD 2,000,000	9.50	03/01/2011	2,240,000
Graham Packaging Co. (CCC+/Caa1)
3,500,000	4.80 #	01/15/2008	3,298,750
7,750,000	8.75	01/15/2008	7,866,250
Graham Packaging Co. (CCC+/Caa2)
8,000,000	10.75	01/15/2009	8,260,000
IFCO Systems N.V. (B-/B2)†
EUR 1,000,000	10.38	10/15/2010	1,269,510
Impress Group B.V. (B-/B2)
3,000,000	10.50	05/25/2007	3,592,952
Impress Metal Pack Holdings (CCC+/B3)
DEM 10,375,000	9.88	05/29/2007	5,908,405
Kloeckner Pentaplast S.A. (B/B2)
EUR 3,000,000	9.38	02/15/2012	3,898,353
Owens Brockway Glass Container (B/B3)
USD 2,500,000	8.25	05/15/2013	2,581,250
Owens Brockway Glass Container (BB-/B2)
8,000,000	8.88	02/15/2009	8,660,000
Owens-Illinois, Inc. (B/Caa1)
5,750,000	7.15	05/15/2005	5,951,250
Pliant Corp. (B-/B3)
5,000,000	11.13	09/01/2009	5,387,500
Pliant Corp. (B-/Caa2)
8,500,000	13.00	06/01/2010	7,692,500

			$108,752,334

Paper – 2.8%
Georgia-Pacific Corp. (BB+/Ba2)
USD 6,000,000	9.38%	02/01/2013	$6,975,000
Georgia-Pacific Corp. (BB+/Ba3)
5,000,000	8.13	05/15/2011	5,637,500
1,000,000	9.50	12/01/2011	1,208,750
1,500,000	7.70	06/15/2015	1,638,750
1,000,000	8.25	03/01/2023	1,030,000
JSG Funding PLC (B/B3)
5,250,000	9.63	10/01/2012	5,853,750
EUR 7,250,000	10.13	10/01/2012	9,638,094
JSG Funding PLC (B/Caa1)‡
USD 3,139,248	15.50	10/01/2013	3,672,920
Kappa Beheer B.V. (B/B2)
EUR 8,000,000	0.00/12.50§	07/15/2009	10,012,360
3,750,000	10.63	07/15/2009	4,738,205
MDP Acquisitions PLC (B/Caa1)‡
3,767,103	15.50	10/01/2013	5,188,424
Port Townsend Paper Corp. (B/B3)†
USD 6,000,000	11.00	04/15/2011	6,000,000
Tembec Industries, Inc. (BB-/Ba3)
4,000,000	8.50	02/01/2011	4,060,000

			$65,653,753

Pipelines – 4.3%
El Paso CGP Co. (CCC+/Caa1)
USD 2,000,000	7.63%	09/01/2008	$1,770,000
1,000,000	10.75	10/01/2010	1,010,000
1,000,000	7.75	10/15/2035	765,000
2,000,000	7.42	02/15/2037	1,505,000
El Paso Corp. (CCC+/Caa1)
EUR 10,000,000	5.75	03/14/2006	11,257,916
11,500,000	7.13	05/06/2009	12,120,225
USD 3,000,000	7.38	12/15/2012	2,580,000
6,000,000	7.80	08/01/2031	4,725,000
6,750,000	7.75	01/15/2032	5,265,000

The accompanying notes are an integral part of these financial statements.       21

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
April 30, 2004

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Pipelines – (continued)
El Paso Natural Gas Co. (B-/B1)
1,500,000	7.63%	08/01/2010	$1,537,500
2,875,000	8.63	01/15/2022	2,860,625
3,375,000	7.50	11/15/2026	3,240,000
6,500,000	8.38	06/15/2032	6,467,500
Southern Natural Gas Co. (B-/B1)
4,000,000	8.88	03/15/2010	4,395,000
3,000,000	7.35	02/15/2031	2,842,500
1,500,000	8.00	03/01/2032	1,481,250
Tennessee Gas Pipeline Co. (B-/B1)
1,500,000	7.50	04/01/2017	1,522,500
3,000,000	7.00	10/15/2028	2,745,000
3,750,000	8.38	06/15/2032	3,843,750
1,500,000	7.63	04/01/2037	1,425,000
The Williams Cos., Inc. (B+/B3)
USD 1,250,000	8.63	06/01/2010	1,371,875
9,375,000	8.13	03/15/2012	10,171,875
12,000,000	7.88	09/01/2021	11,700,000
1,000,000	7.50	01/15/2031	930,000
TransMontaigne, Inc. (B+/B3)
3,000,000	9.13	06/01/2010	3,090,000

			$100,622,516

Publishing – 4.4%
Advanstar Communications, Inc. (B-/B3)
USD 4,000,000	10.75%	08/15/2010	$4,400,000
Advanstar Communications, Inc. (CCC+/Caa2)
4,250,000	12.00	02/15/2011	4,536,875
Advanstar, Inc.§
2,875,000	0.00/15.00	10/15/2011	2,343,125
American Lawyer Media, Inc. (CCC/Caa3)
4,000,000	9.75	12/15/2007	3,910,000
American Media Operations, Inc. (B-/B2)
2,000,000	10.25	05/01/2009	2,100,000
3,000,000	8.88	01/15/2011	3,000,000
Dex Media East LLC (B/Caa1)
8,750,000	12.13	11/15/2012	10,150,000
Dex Media West LLC (B/Caa1)†
12,000,000	9.88	08/15/2013	13,140,000
Dex Media, Inc. (B/Caa2)†
14,000,000	0.00/9.00 §	11/15/2013	8,540,000
1,250,000	8.00	11/15/2013	1,206,250
Findexa II S.A. (B-/B2)
EUR 1,610,000	10.25	12/01/2011	2,294,579
Houghton Mifflin Co. (B/Caa1)†§
USD 1,000,000	0.00/11.50	10/15/2013	480,000
Merrill Corp. (CCC+/Caa2)#
1,617,104	12.00	05/01/2009	1,536,249
PEI Holdings, Inc. (B/B2)
3,250,000	11.00	03/15/2010	3,774,062
Polestar Corp. PLC
GBP 68,885	10.50	05/30/2008	12,222
280,658	12.50	06/30/2011	49,794
Primedia, Inc. (B/B3)
USD 2,750,000	7.63	04/01/2008	2,763,750
7,000,000	8.88	05/15/2011	7,105,000
1,000,000	8.00 †	05/15/2013	987,500
Seat Pagine (B/B3)†
EUR 11,000,000	8.00	4/30/2014	13,305,899
WRC Media Corp. (CCC+/Caa2)
USD 2,500,000	12.75	11/15/2009	2,500,000
Yell Finance B.V. (BB-/B1)
6,388,000	0.00/13.50 §	08/01/2011	6,052,630
GBP 3,913,000	10.75	08/01/2011	7,862,323
Ziff Davis Media, Inc. (CC)#
USD 459,485	13.00	08/12/2009	459,485

			$102,509,743

Real Estate – 0.3%
CB Richard Ellis Services, Inc. (B+/B1)
USD 1,000,000	9.75%	05/15/2010	$1,110,000
CB Richard Ellis Services, Inc. (B-/B3)
4,000,000	11.25	06/15/2011	4,500,000
Crescent Real Estate Equities Ltd. (B+/B1)
2,000,000	9.25	04/15/2009	2,210,000

			$7,820,000

Retailers – 1.6%
Ahold Lease USA, Inc. (BB/B1)
USD 4,500,000	8.62%	01/02/2025	$4,680,000
Brake Bros. Finance PLC (B-/B3)
GBP 7,500,000	12.00	12/15/2011	14,969,821
Fleming Cos., Inc.Ø
USD 2,500,000	10.13	04/01/2008	337,500
1,500,000	9.25	06/15/2010	202,500
General Nutrition Center (B-/B3)†
2,500,000	8.50	12/01/2010	2,628,125
Ingles Markets, Inc. (B+/Ba3)
4,000,000	8.88	12/01/2011	4,180,000
Pathmark Stores, Inc. (B/B2)
2,500,000	8.75	02/01/2012	2,618,750
Rite Aid Corp. (B+/B2)
2,000,000	9.50	02/15/2011	2,235,000
Rite Aid Corp. (B-/Caa1)
2,125,000	7.13	01/15/2007	2,156,875
3,000,000	6.88	08/15/2013	2,827,500
Winn Dixie Pass Through Trust (B/B1)†
1,500,000	8.18	09/01/2024	1,215,000

			$38,051,071

Technology – 4.0%
Activant Solutions, Inc. (B+/B2)
USD 3,000,000	10.50%	06/15/2011	$3,090,000
AMI Semiconductor, Inc. (B/B3)
4,022,000	10.75	02/01/2013	4,715,795
Amkor Technology, Inc. (B/B1)
2,000,000	9.25	02/15/2008	2,125,000
5,000,000	7.75	05/15/2013	4,875,000

22       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Technology – (continued)
Amkor Technology, Inc. (CCC+/B3)
1,500,000	5.75%	06/01/2006	$1,449,090
2,500,000	5.00	03/15/2007	2,359,375
Avaya, Inc. (B+/B2)
6,500,000	11.13	04/01/2009	7,621,250
DDI Capital Corp.‡
2,286,342	16.00	01/01/2009	2,263,478
Global eXchange Services (CCC+/B2)#
4,000,000	12.00	07/15/2008	3,800,000
Globix Corp.‡
289,788	11.00	05/01/2008	269,503
Lucent Technologies, Inc. (B/Caa1)
4,000,000	5.50	11/15/2008	3,770,000
5,250,000	6.45	03/15/2029	4,095,000
Nortel Networks Corp. (B-/B3)
2,000,000	4.25	09/01/2008	1,880,800
Nortel Networks Ltd. (B-/B3)
USD 3,000,000	6.13	02/15/2006	2,962,500
Riverdeep Group Ltd. (B-/B3)†
EUR 3,750,000	9.25	04/15/2011	4,491,190
Syniverse Technology (B-/B3)
USD 5,750,000	12.75	02/01/2009	6,267,500
Telefonaktiebolaget LM Ericsson (BB/B1)
GBP 3,500,000	9.88	06/05/2008	6,706,480
USD 5,000,000	6.50	05/20/2009	5,156,250
Worldspan LP (B-/B2)
7,500,000	9.63	06/15/2011	8,025,000
Xerox Capital Trust I (B-/B3)
6,000,000	8.00	02/01/2027	5,760,000
Xerox Corp. (B+/B1)
EUR 5,000,000	9.75	01/15/2009	6,706,844
USD 2,250,000	9.75	01/15/2009	2,553,750
2,000,000	7.63	06/15/2013	2,040,000

			$92,983,805

Telecommunications – 2.0%
Alaska Communications System Holdings (B-/B2)
USD 2,000,000	9.88%	08/15/2011	$2,055,000
Carrier1 International S.A.Ø
2,250,000	13.25	02/15/2009	202,500
Colt Telecom Group PLC (B-/B3)
EUR 1,125,000	2.00	04/03/2007	1,546,577
DEM 3,750,000	8.88	11/30/2007	2,319,273
EUR 2,750,000	7.63	12/15/2009	3,342,942
Eircom Funding (BB-/B1)
2,000,000	8.25	08/15/2013	2,586,926
Energis PLCØ
USD 4,250,000	9.75	06/15/2009	297,500
Exodus Communications, Inc.Ø
1,500,000	11.25	07/01/2008	15,000
EUR 2,500,000	10.75	12/15/2009	29,941
USD 625,000	10.75	12/15/2009	6,250
2,000,000	11.63	07/15/2010	20,000
FairPoint Communications, Inc. (B-/Caa1)#
1,500,000	5.56	05/01/2008	1,260,000
GST Network Funding, Inc.Ø
2,000,000	10.50	05/01/2008	1,250
Jazztel PLC
EUR 377,083	12.00	10/30/2012	347,743
MCI, Inc
USD 447,000	5.91	05/01/2007	441,971
447,000	6.69	05/01/2009	424,650
383,000	7.74	05/01/2014	356,190
Pathnet, Inc.Ø
1,500,000	12.25	04/15/2008	150
PSINet, Inc.Ø
3,750,000	10.00	02/15/2005	187,500
1,000,000	11.50	11/01/2008	50,000
1,000,000	11.00	08/01/2009	50,000
Qwest Capital Funding, Inc. (CCC+/Caa2)
6,500,000	7.90	08/15/2010	5,557,500
Qwest Communications International, Inc. (CCC+/B3)†
USD 2,000,000	7.50	02/15/2014	1,840,000
Qwest Corp. (B-/Ba3)
4,500,000	9.13 †	03/15/2012	4,860,000
3,500,000	6.88	09/15/2033	2,922,500
Qwest Services Corp. (CCC+/Caa1)†
9,500,000	13.50	12/15/2010	10,972,500
3,088,000	14.00	12/15/2014	3,690,160
RSL Communications PLCØ
1,000,000	12.25	11/15/2006	10,000
625,000	9.13	03/01/2008	6,250
2,000,000	10.13	03/01/2008	10,000
2,000,000	10.50	11/15/2008	20,000
World Access, Inc.Ø
1,334,000	13.25	01/15/2008	100,050

			$45,530,323

Telecommunications-Cellular – 4.4%
AirGate PCS, Inc. (CCC-/Caa1)
USD 2,133,300	9.38%	09/01/2009	$2,069,301
Alamosa Delaware, Inc. (CCC/Caa1)
5,334,000	0.00/12.00§	07/31/2009	4,987,290
1,787,000	11.00	07/31/2010	1,934,428
1,000,000	8.50 †	01/31/2012	967,500
American Cellular Corp. (B-/B3)
6,000,000	10.00	08/01/2011	5,835,000
Centennial Cellular Communications (CCC/Caa1)
4,500,000	10.13	06/15/2013	4,646,250
Horizon PCS, Inc. (D)Ø
1,250,000	14.00	10/01/2010	325,000
iPCS, Inc.Ø§
2,500,000	0.00/14.00	07/15/2010	1,025,000
IWO Holdings, Inc. (C/Ca)
3,000,000	14.00	01/15/2011	840,000
Nextel Communications, Inc. (BB)
15,000,000	9.50	02/01/2011	17,025,000
Nextel Communications, Inc. (BB/B2)
14,000,000	7.38	08/01/2015	14,630,000

The accompanying notes are an integral part of these financial statements.       23

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
April 30, 2004

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds – (continued)

Telecommunications-Cellular – (continued)
Nextel Partners, Inc. (B-/Caa1)
1,709,000	12.50%	11/15/2009	$2,012,347
7,500,000	11.00	03/15/2010	8,475,000
4,000,000	8.13	07/01/2011	4,200,000
Partner Communications Co. Ltd. (B/B1)
4,000,000	13.00	08/15/2010	4,720,000
PTC International Finance II S.A. (BB-/Ba3)
EUR 2,570,000	11.25	12/01/2009	3,293,420
USD 2,500,000	11.25	12/01/2009	2,700,000
Rural Cellular Corp. (CCC/Caa1)
6,000,000	9.88	02/01/2010	6,180,000
Rural Cellular Corp. (CCC/Caa2)
5,000,000	9.75	01/15/2010	4,700,000
Triton PCS, Inc. (B+/B2)
1,500,000	8.50	06/01/2013	1,560,000
Triton PCS, Inc. (B-/B3)
USD 6,000,000	9.38	02/01/2011	5,715,000
5,500,000	8.75	11/15/2011	5,073,750

			$102,914,286

Textiles – 0.6%
Collins & Aikman Floor Cover (B/B2)
USD 1,750,000	9.75%	02/15/2010	$1,846,250
Day International Group, Inc. (CCC+/Caa1)
3,250,000	9.50	03/15/2008	3,136,250
Oxford Industries, Inc. (B/B2)†
3,500,000	8.88	06/01/2011	3,745,000
Russell Corp. (BB/B1)
2,000,000	9.25	05/01/2010	2,105,000
Warnaco, Inc. (B/B2)
2,500,000	8.88	06/15/2013	2,693,750

			$13,526,250

Transportation – 0.2%
Petroleum Helicopters, Inc. (BB-/B1)
USD 1,250,000	9.38%	05/01/2009	$1,331,250
Stena AB (BB-/Ba3)
3,000,000	9.63	12/01/2012	3,397,500
1,000,000	7.50	11/01/2013	1,050,000

			$5,778,750

TOTAL CORPORATE BONDS
(Cost $2,077,392,140)			$2,195,267,924

Emerging Market Debt – 1.1%

APP China Group Ltd. (D/Ca)†Ø
USD 670,000	14.00%	03/15/2010	$67,000
Dominican Republic (CC/B3)
5,900,000	9.04	01/23/2013	4,248,000
Federal Republic of Brazil (B+/B2)
2,400,000	14.50	10/15/2009	2,808,000
4,400,000	12.00	04/15/2010	4,686,000
560,000	12.75	01/15/2020	590,800
770,000	10.13	05/15/2027	676,638
3,670,000	12.25	03/06/2030	3,725,050
3,000,000	11.00	08/17/2040	2,797,500
Indah Kiat Finance Mauritius (D/Ca)Ø
1,240,000	10.00	07/01/2007	632,400
PDVSA Finance Ltd. (B+/Caa1)
3,600,000	9.38	11/15/2007	3,672,000
Republic of Ecuador (CCC+/Caa1)#
1,400,000	7.00	08/15/2030	976,500

TOTAL EMERGING MARKET DEBT
(Cost $28,220,763)			$24,879,888

Shares		Value
Common Stocks* – 0.3%

88,110	AirGate PCS, Inc.	$1,675,852
84,126	Aurora Foods, Inc.	766
24,334	Axiohm Transaction Solutions, Inc.	243
6,261	Birch Telecom, Inc.	100
4,064	Brunner Mond	247,315
113,664	Colt Telecom Group PLC	149,735
14,492	Completel Europe N.V.	555,056
225,274	Dobson Communications Corp.	806,481
287,000	Drax Group Ltd.±	0
2,692	Genesis HealthCare Corp.	62,966
11,608	Global Crossing Ltd.	82,986
51,605	Globix Corp.	167,716
45,251	Hayes Lemmerz International, Inc.	652,972
8,978	ICG Communications, Inc.	45,518
6,247	Mattress Discounters	9,371
42,357	MCI, Inc.	600,622
5,384	NeighborCare, Inc.	124,586
33,342	Pathmark Stores, Inc.	285,074
202	Polestar Co.	4
55,249	Polymer Group, Inc.	772,381
2,881	RSL Communications Ltd.	29
8,689	Simonds Industries±	0
348	SpectraSite, Inc.	13,005
14,135	Thermadyne Holdings Corp.	210,611
103,389	Viasystems Group, Inc.	360,000
2,601	Viatel Holding Ltd.	2,601
13,068	WKI Holding Co., Inc.	162,500
7,069	World Access, Inc.	8
3,044	WRC Media, Inc.†	61

TOTAL COMMON STOCKS
(Cost $29,582,244)		$6,988,559

24       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stocks – 1.2%

Alamosa Holdings, Inc.
2,562	7.50%	07/31/2013	$1,444,891
Avecia Group PLC (CCC-/ Ca)‡
79,956	16.00	07/01/2010	1,479,186
Completel Europe N.V.*
14	14.00	02/15/2009	53,621
CSC Holdings, Inc. (B)
63,359	11.75	10/01/2007	6,605,176
1	11.13	04/01/2008	104
Dobson Communications Corp.†*
3,500	6.00	08/19/2016	416,066
Eagle-Picher Holdings, Inc. (D/ Ca)*
200	11.75	03/11/2008	2,025,000
General Nutrition Center (CCC+)†Δ‡*
2,750	12.00	12/01/2011	2,901,250
HLI Operating Co., Inc.*
184	8.00	12/31/2049	15,640
Intermedia Communications, Inc.Ø
1	13.50	03/31/2009	3
Lucent Technologies Capital Trust I (CCC/Caa3)†
1,000	7.75	03/15/2017	1,162,500
Primedia, Inc. (Ca)
77,780	10.00	02/01/2008	7,194,650
River Holding Corp.
7,347	11.50	05/15/2010	73
Rural Cellular Corp. (CCC-/ C)‡
3,333	12.25	05/15/2011	2,483,116
Song Networks Holding AB*
21,284	0.00	12/30/2007	28
Spanish Broadcasting Systems Incorporated (CCC/ Caa2)‡
2,624	10.75	10/15/2013	2,643,680
Ziff Davis Holdings, Inc.*
120	10.00	03/31/2010	4,800

TOTAL PREFERRED STOCKS
(Cost $25,201,446)			$28,429,784

	Expiration
Units	Date	Value
Warrants* – 0.1%

Advanstar Holdings Corp.
2,875	10/15/2011	$29
American Tower Escrow Corp.
2,750	08/01/2008	480,645
ASAT Finance LLC
2,000	11/01/2006	9,140
Asia Pulp & Paper Ltd.
670	03/15/2005	7
Avecia Group PLC
80,000	07/01/2010	85,000
Hayes Lemmerz International, Inc.
5,598	06/03/2006	8,677
HMP Equity Holdings Corp
10,000	05/15/2011	1,900,000
Horizon PCS, Inc.
2,500	10/01/2010	25
ICG Communications, Inc.
1,487	10/01/2007	1,264
IWO Holdings, Inc.
3,000	01/15/2011	30
Knology, Inc.
1,750	10/23/2007	17
Mattress Discounters Holding Corp.
750	07/15/2007	7
MDP Acquisitions PLC
2,500	09/30/2013	5,988
2,500	10/01/2013	12,500
Merrill Corp.
4,228	05/01/2009	42
Nycomed Holding
2,229	09/18/2013	27
Ono Finance PLC
5,000	05/31/2009	60
Ono Finance PLC (CCC-)
1,250	05/31/2009	12
Pathnet, Inc.
1,500	04/15/2008	15
Pliant Corp.
7,000	06/01/2010	70
Thermadyne Holdings Corp.
35,883	05/23/2004	34,352
Ziff Davis Holdings, Inc.
22,000	08/12/2012	2,200

TOTAL WARRANTS
(Cost $645,437)		$2,540,107

The accompanying notes are an integral part of these financial statements.       25

 GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)
April 30, 2004

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Repurchase Agreement – 1.0%

Joint Repurchase Agreement Account II^
USD 23,000,000	1.05%	05/03/2004	$23,000,000
Maturity Value: $23,002,003

TOTAL REPURCHASE AGREEMENT
(Cost $23,000,000)			$23,000,000

TOTAL INVESTMENTS
(Cost $2,184,042,030)			$2,281,106,262

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $312,789,779, which represents approximately 13.4% of net assets as of April 30, 2004.

@	Security is issued with a zero coupon. Income is recognized through the accretion of discount.

§	These securities are issued with a zero coupon or dividend rate which increases to the stated rate at a set date in the future.

•	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description	As a % of net assets

CHF = Swiss Franc	0.0%
DEM = German Mark	0.4
EUR = Euro Currency	16.3
GBP = Great Britain Pound	3.3
USD = United States Dollar	76.3

#	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2004.

‡	Pay-in-kind securities.

*	Non-income producing securities.

^	Joint repurchase agreement was entered into on April 30, 2004.

Δ	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest or dividend reset dates.

Ø	Security in default.

±	Security priced as a unit.

The percent shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Security ratings disclosed are issued by Standard & Poor’s/ Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

26       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments
April 30, 2004 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Emerging Markets Debt – 90.1%

Central Bank of Nigeria
$500,000	6.25%		11/15/2020	$440,000
Dominican Republic (CC/B3)
240,000	9.50		09/27/2006	201,600
Federal Republic of Brazil (B+/B2)
230,000	11.50		03/12/2008	243,800
190,000	14.50		10/15/2009	222,300
117,277	8.00		04/15/2014	107,895
220,000	12.75		01/15/2020	232,100
320,000	10.13		05/15/2027	281,200
155,000	12.25		03/06/2030	157,325
1,250,000	11.00		08/17/2040	1,165,625
Indonesia Stand By Loan#
200,000	1.81		01/25/2006	185,000
Ivory Coast@
589,000	2.00		03/29/2018	107,493
Malaysia (A-/Baa1)
570,000	8.75		06/01/2009	677,362
Ministry Finance of Russia (BB+/Ba1)
150,000	3.00		05/14/2006	144,375
Ministry Finance of Russia (BB+/Ba2)
1,120,000	3.00		05/14/2008	985,600
PDVSA Finance Ltd. (Venezuela) (B+/Caa1)
380,000	9.38		11/15/2007	387,600
Republic of Argentina
382,500	2.00		01/03/2010	165,587
637,500	2.00		01/03/2016	229,646
Republic of Argentina (CCC/Caa1)#
730,000	1.23		08/03/2012	477,420
Republic of Argentina (D/Ca)
160,000	11.75		04/07/2009	51,840
Republic of Bulgaria (BB+/Ba2)#
479,400	2.00		07/28/2011	469,812
Republic of Chile (A/Baa1)
400,000	5.63		07/23/2007	422,546
Republic of Colombia (BB/Ba2)
600,000	8.13		05/21/2024	501,000
Republic of Croatia (BBB-/Baa3)#
41,364	2.00		07/31/2010	41,198
Republic of Ecuador (CCC+/Caa1)@
165,000	7.00		08/15/2030	115,087
Republic of Indonesia#
230,000	1.81		05/21/2004	219,650
Republic of Korea (A-/A3)
270,000	8.88		04/15/2008	315,985
Republic of Panama (BB/Ba1)
320,000	9.63		02/8/2011	361,600
Republic of Peru (BB-/Ba3)
320,000	9.13		02/21/2012	336,000
205,000	9.88		02/06/2015	220,375
Republic of Philippines (BB/Ba2)
50,000	9.50	-	10/21/2006	54,500
245,000	9.38	-	01/18/2012	254,800
80,000	9.00		02/15/2013	81,200
160,000	8.88		03/17/2015	159,400
80,000	10.63		03/16/2025	85,800
Republic of South Africa (BBB/Baa2)
320,000	9.13		05/19/2009	376,800
Republic of Turkey (B+/B1)
850,000	11.75		06/15/2010	1,005,125
Republic of Venezuela (B-/Caa1)
214,275	2.06	#	03/31/2007	201,151
430,000	5.38		08/07/2010	334,325
150,000	9.25		09/15/2027	123,000
Russian Federation (BB+/Baa3)@
2,085,000	5.00		03/31/2030	1,910,381
Ukraine Government (B/B1)
650,000	7.65		06/11/2013	624,000
United Mexican States (BBB-/Baa2)
100,000	10.38		02/17/2009	122,750
400,000	6.38		01/16/2013	405,600
600,000	5.88		01/15/2014	582,000

TOTAL EMERGING MARKETS DEBT
(Cost $16,465,061)				$15,787,853

Repurchase Agreement – 4.6%

Joint Repurchase Agreement Account II^
$800,000	1.05%		05/03/2004	$800,000
Maturity Value: $800,070

TOTAL REPURCHASE AGREEMENT
(Cost $800,000)				$800,000

TOTAL INVESTMENTS
(Cost $17,265,061)				$16,587,853

All securities are denominated in U.S. Dollars.

#	Variable rate securities. Interest rate disclosed is that which is in effect at April 30, 2004.

@	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2004.

^	Joint repurchase agreement was entered into on April 30, 2004.

-	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Security ratings disclosed are issued by Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.       27

 GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments (continued)
April 30, 2004 (Unaudited)

As a % of
Net Assets
Debt Classification by Country

Russia	17.4%
Brazil	13.8
Mexico	6.3
Venezuela	6.0
Turkey	5.7
Argentina	5.3
Malaysia	3.9
Philippines	3.6
Ukraine	3.6
Peru	3.2
Colombia	2.9
Bulgaria	2.7
Nigeria	2.5
Chile	2.4
Indonesia	2.3
South Africa	2.1
Panama	2.1
Korea	1.8
Dominican Republic	1.1
Ecuador	0.6
Ivory Coast	0.6
Croatia	0.2

TOTAL DEBT	90.1%

28       The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Statements of Assets and Liabilities
April 30, 2004 (Unaudited)

	Global	High Yield	Emerging Markets
	Income Fund	Fund	Debt Fund
Assets:

Investment in securities, at value (identified cost $312,729,577, $2,184,042,030 and $17,265,061, respectively)	$324,896,012	$2,281,106,262	$16,587,853
Cash(a)	1,351,949	140,250	204,023
Foreign currencies, at value (identified cost $32,830 and $5,300,208 for Global Income Fund and High Yield Fund, respectively)	32,447	5,365,350	—
Receivables:
Interest, at value	5,043,642	61,925,218	313,413
Forward foreign currency exchange contracts, at value	13,826,415	33,124,432	—
Investment securities sold, at value	470,773	6,482,068	469,479
Fund shares sold	387,050	1,835,335	19,642
Variation margin	2,189,207	—	—
Reimbursement from investment adviser	53,955	80,950	73,200
Deferred offering costs	—	—	28,394
Other assets, at value	9,662	46,936	15,360

Total assets	348,261,112	2,390,106,801	17,711,364

Liabilities:

Due to custodian	—	246,216	—
Payables:
Fund shares repurchased	743,032	20,737,208	11,689
Investment securities purchased, at value	2,379,011	14,544,024	120,681
Forward foreign currency exchange contracts, at value	14,274,016	9,166,942	12,317
Income distribution	—	5,159,281	—
Amounts owed to affiliates	334,031	2,027,591	13,785
Accrued expenses and other liabilities, at value	77,836	8,861,167	37,757

Total liabilities	17,807,926	60,742,429	196,229

Net Assets:

Paid-in capital	356,340,204	2,264,172,260	17,560,496
Accumulated undistributed (distributions in excess of) net investment income	9,690,631	38,190,087	(45,658)
Accumulated net realized gain (loss) on investment, options, futures and foreign currency related transactions	(48,109,191)	(93,873,115)	689,822
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	12,531,542	120,875,140	(689,525)

NET ASSETS	$330,453,186	$2,329,364,372	$17,515,135

Net asset value, offering and redemption price per share:(b)
Class A	$13.75	$7.93	$10.20
Class B	$13.70	$7.94	—
Class C	$13.68	$7.93	—
Institutional	$13.73	$7.94	$10.21
Service	$13.72	$7.94	—

Shares outstanding:
Class A	13,659,606	151,681,846	399,586
Class B	2,518,800	12,624,662	—
Class C	696,359	6,499,252	—
Institutional	7,131,011	122,496,139	1,316,227
Service	52,690	134,490	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	24,058,466	293,436,389	1,715,813

(a)	Represents cash restricted for segregation purposes for the High Yield Fund.
(b)	Maximum public offering price per share for Class A Shares of the Global Income, High Yield and Emerging Markets Debt Funds (NAV per share multiplied by 1.0471) is $14.40, $8.30 and $10.68, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares for the Global Income and High Yield Funds.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Statements of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

	Global	High	Emerging Markets
	Income Fund	Yield Fund	Debt Fund
Investment income:

Interest(a)	$6,938,805	$137,639,879	$530,512
Dividends	9,694	1,842,182	—

Total income	6,948,499	139,482,061	530,512

Expenses:

Management fees	1,563,363	10,220,327	64,735
Distribution and service fees(b)	749,755	2,841,103	7,702
Transfer agent fees(b)	259,433	1,949,654	5,547
Custody and accounting fees	163,715	393,084	18,353
Registration fees	42,283	46,326	28,782
Professional fees	37,275	43,427	23,914
Printing fees	25,322	26,713	19,500
Amortization of offering costs	—	—	28,438
Trustee fees	6,181	6,181	3,000
Service share fees	1,429	2,767	—
Other	27,212	56,792	3,839

Total expenses	2,875,968	15,586,374	203,810

Less — expense reductions	(729,659)	(228,116)	(126,701)

Net Expenses	2,146,309	15,358,258	77,109

NET INVESTMENT INCOME	4,802,190	124,123,803	453,403

Realized and unrealized gain (loss) on investment, options, futures and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	2,456,462	90,952,430	697,841
Options written	11,719	—	—
Futures transactions	(456,044)	—	—
Foreign currency related transactions	13,425,512	4,951,363	(453)
Net change in unrealized gain (loss) on:
Investments	(11,696,976)	(53,249,510)	(877,758)
Futures	661,181	—	—
Translation of assets and liabilities denominated in foreign currencies	(2,385,244)	17,382,547	(12,317)

Net realized and unrealized gain (loss) on investment, options, futures and foreign currency related transactions	2,016,610	60,036,830	(192,687)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,818,800	$184,160,633	$260,716

(a)	Net of $7,381, $4,693 and $287 in foreign withholding tax for the Global Income Fund, High Yield Fund and Emerging Markets Debt Fund.
(b)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Global Income Fund	$516,583	$180,644	$52,528	$196,302	$34,322	$9,980	$18,715	$114
High Yield Fund	2,087,715	501,364	252,024	1,586,663	95,259	47,884	219,627	221
Emerging Markets Debt Fund	7,702	—	—	2,926	—	—	2,621	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Statements of Changes in Net Assets
For the Six Months Ended April 30, 2004 (Unaudited)

	Global	High	Emerging Markets
	Income Fund	Yield Fund	Debt Fund

From operations:

Net investment income	$4,802,190	$124,123,803	$453,403
Net realized gain on investment, options, futures and foreign currency related transactions	15,437,649	95,903,793	697,388
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(13,421,039)	(35,866,963)	(890,075)

Net increase in net assets resulting from operations	6,818,800	184,160,633	260,716

Distributions to shareholders:

From net investment income
Class A Shares	(13,209,707)	(68,885,817)	(89,122)
Class B Shares	(2,208,061)	(3,756,502)	—
Class C Shares	(645,676)	(1,888,992)	—
Institutional Shares	(6,174,793)	(47,539,263)	(409,939)
Service Shares	(37,370)	(44,911)	—
From net realized gains
Class A Shares	—	—	(4,378)
Class B Shares	—	—	—
Class C Shares	—	—	—
Institutional Shares	—	—	(39,399)
Service Shares	—	—	—

Total distributions to shareholders	(22,275,607)	(122,115,485)	(542,838)

From share transactions:

Proceeds from sales of shares	28,217,298	634,432,564	8,013,007
Reinvestment of dividends and distributions	18,764,629	83,629,342	535,780
Cost of shares repurchased	(64,957,491)	(1,536,855,971)	(3,527,889)

Net increase (decrease) in net assets resulting from share transactions	(17,975,564)	(818,794,065)	5,020,898

TOTAL INCREASE (DECREASE)	(33,432,371)	(756,748,917)	4,738,776

Net assets:

Beginning of period	363,885,557	3,086,113,289	12,776,359

End of period	$330,453,186	$2,329,364,372	$17,515,135

Accumulated undistributed (distributions in excess of) net investment income	$9,690,631	$38,190,087	$(45,658)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Statements of Changes in Net Assets
For the Period Ended October 31, 2003

	Global	High Yield	Emerging Markets
	Income Fund	Income Fund	Debt Fund (a)

From operations:

Net investment income	$13,701,623	$234,365,856	$115,638
Net realized gain (loss) on investment, futures and foreign currency related transactions	(775,870)	(74,531,284)	50,078
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	10,951,214	557,015,311	200,550

Net increase in net assets resulting from operations	23,876,967	716,849,883	366,266

Distributions to shareholders:

From net investment income
Class A Shares	(12,518,641)	(126,325,801)	(1,969)
Class B Shares	(1,739,113)	(6,252,357)	—
Class C Shares	(525,346)	(2,673,680)	—
Institutional Shares	(6,351,427)	(93,325,147)	(130,523)
Service Shares	(45,398)	(59,029)	—

Total distributions to shareholders	(21,179,925)	(228,636,014)	(132,492)

From share transactions:

Proceeds from sales of shares	141,173,543	2,300,083,991	22,681,510
Reinvestment of dividends and distributions	17,820,233	152,657,653	132,492
Cost of shares repurchased	(247,456,671)	(1,425,659,389)	(10,271,417)

Net increase (decrease) in net assets resulting from share transactions	(88,462,895)	1,027,082,255	12,542,585

TOTAL INCREASE (DECREASE)	(85,765,853)	1,515,296,124	12,776,359

Net assets:

Beginning of period	449,651,410	1,570,817,165	—

End of period	$363,885,557	$3,086,113,289	$12,776,359

Accumulated undistributed net investment income	$27,164,048	$36,181,769	$—

(a)	For the period from August 29, 2003 (commencement of operations) to October 31, 2003.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements
April 30, 2004 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, (as amended), (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Global Income Fund (Global Income), Goldman Sachs High Yield Fund (High Yield) and Goldman Sachs Emerging Markets Debt Fund (Emerging Markets Debt), (collectively, the “Funds” or individually a “Fund”). High Yield and Emerging Markets Debt are diversified portfolios of the Trust whereas Global Income is a non-diversified portfolio. Global Income and High Yield offer five classes of shares — Class A, Class B, Class C, Institutional and Service. Emerging Markets Debt offers two classes of shares — Class A and Institutional.
     The High Yield Fund invests primarily in non-investment grade fixed-income securities which are considered predominantly speculative by traditional investment standards. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, generally negative perceptions of the junk bond markets and less secondary market liquidity.
     The Emerging Markets Debt and Global Income Funds invest in securities of foreign companies and foreign governments which involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the United States government. In addition, the Emerging Markets Debt Fund invests in the Sovereign Debt Obligations of countries that are considered emerging markets countries at the time of purchase. Therefore, the Fund is susceptible to governmental factors and economic developments adversely affecting the economies of these emerging markets countries. In addition, these debt obligations may be less liquid and subject to greater volatility than debt obligations of more developed countries.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available or are deemed inaccurate by the Funds’ respective investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued (net of foreign withholding taxes which are reduced by any amounts reclaimable by the Funds, where applicable), premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

     Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2004 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
premiums on debt securities are amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions for the High Yield and Emerging Markets Debt Funds are declared daily and paid monthly. Income distributions for the Global Income Fund are declared and paid monthly. Capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Global Income and High Yield Funds and Class A shareholders of the Emerging Markets Debt Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares of the Global Income and High Yield Funds bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and the sale of foreign denominated debt obligations; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments and are included as increases and decreases in unrealized appreciation/ depreciation on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/ depreciation on foreign currency related transactions.

F. Mortgage Dollar Rolls — The Global Income Fund may enter into mortgage “dollar rolls” in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G. Segregation Transactions — As set forth in the prospectus, the Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3. AGREEMENTS

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as investment adviser pursuant to an Investment Management Agreement with the Trust on behalf of the High Yield and Emerging Markets Debt Funds, and Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM and Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement with the Trust on behalf of the Global Income Fund (the Investment Management Agreements with GSAM and GSAMI are collectively referred to herein as the “Agreements”). Under the Agreements, the respective adviser manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the advisers are entitled to a fee, (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the six months ended April 30, 2004, GSAMI has voluntarily agreed to waive a portion of its Management fee for the Global Income Fund equal to an annual percentage rate of the Global Income Fund’s average daily net assets, as set forth below. The adviser may discontinue or modify this waiver in the future at its discretion.
     Additionally, each adviser has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, taxes, Service Share fees, interest and brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse their respective adviser for prior fiscal year expense reimbursements, if any.
     For the six months ended April 30, 2004, the Funds’ Management Fees, Management Fee waivers and Other Expense limitations as an annual percentage rate of the respective Funds’ average daily net assets is as follows:

	Management Fee
			Other
	Contractual	Waiver	Expense
Fund	Annual Rate	Annual Rate	Limit

Global Income	0.90%	0.25%	0.004%

High Yield	0.70	—	0.024

Emerging Markets Debt	0.80	—	0.044

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25% of the average daily net assets attributable to Emerging Markets Debt Class A Shares and 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C Shares, respectively of the High Yield and Global Income Funds. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds average daily net assets attributable to Class A (Global Income and Emerging Markets Debt only), Class B and Class C Shares (Global Income and High Yield only). For the six months ended April 30, 2004, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to, on an annual basis, 0.25% of the average daily net assets attributed to Class A Shares of Emerging Markets Debt. Effective June 1, 2004, Goldman Sachs and/or Authorized Dealers are no longer entitled to

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2004 (Unaudited)

3. AGREEMENTS (continued)
receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets attributable to Class A Shares of Global Income and Emerging Markets Debt.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2004, Goldman Sachs advised the Funds that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Fund	Class A	Class B	Class C

Global Income	$8,800	$100	$—

High Yield	204,000	—	400

Emerging Markets Debt	—	N/A	N/A

     Goldman Sachs also serves as transfer agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, and Class C Shares and 0.04% of the average daily net assets for Institutional and Services Shares.
     The Trust, on behalf of Global Income and High Yield Funds, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to, on an annual basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the six months ended April 30, 2004, the advisers and distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds’ expenses. For the six months ended April 30, 2004, expense reductions were as follows (in thousands):

	Waivers

		Class A
		Distribution	Other		Total
	Management	and Service	Expense	Custody	Expense
Fund	Fees	Fees	Reimbursement	Credit	Reductions

Global Income	$434	N/A	$295	$1	$730

High Yield	—	N/A	222	6	228

Emerging Markets Debt	—	$4	122	1	127

     As of April 30, 2004, the amounts owed to affiliates were as follows (in thousands):

		Distribution	Transfer
	Management	and Service	Agent
Fund	Fees	Fees	Fees	Total

Global Income	$178	$116	$40	$334

High Yield	1,389	385	254	2,028

Emerging Markets Debt	12	1	1	14

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments and futures transactions) for the six months ended April 30, 2004, were as follows:

			Sales and	Sales and maturities
	Purchases of	Purchases	maturities of	(excluding
	U.S. Government	(excluding	U.S. Government	U.S. Government
	and agency	U.S. Government and	and agency	and agency
Fund	obligations	agency obligations)	obligations	obligations)

Global Income	$20,442,595	$139,212,000	$18,747,995	$176,633,522

High Yield	20,556,550	657,366,370	14,177,428	1,471,164,069

Emerging Markets Debt	—	28,678,827	—	23,949,983

Option Accounting Principles — When Global Income writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

     Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.
     For the six months ended April 30, 2004, Global Income had the following written options activity:

	Number of Contracts	Value

Contracts Outstanding October 31, 2003	—	$—

Contracts written	2,204	11,719

Contracts expired	(2,204)	(11,719)

Contracts outstanding April 30, 2004	—	$—

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2004 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
     At April 30, 2004, the following futures contracts were open as follows:

		Number of
		Contracts
		Long	Settlement	Market	Unrealized
Fund	Type	(Short)	Month	Value	Gain (Loss)

Global Income Fund	U.S. Treasury Long Bonds CBT	7	June 2004	$749,656	$(32,758)
	10 Year U.S. Treasury Notes	316	June 2004	34,918,000	(1,076,578)
	5 Year U.S. Treasury Notes CBT	(868)	June 2004	(95,425,750)	1,582,813
	10 Year Japanese Bonds	(23)	June 2004	(28,623,658)	177,864
	10 Year Australian Bonds	66	June 2004	33,784,235	(35,163)
	Long Gilt Future	(105)	June 2004	(19,920,108)	236,590
	3 Month Euro Euribor	229	June 2004	67,149,624	(105,812)
	3 Month Euro Euribor	(229)	June 2005	(66,676,522)	166,503
	10 Year Euro-Bund	22	June 2004	3,006,079	(66,925)
	5 Year Euro-Bobl	(12)	June 2004	(1,602,025)	18,827

				$(72,640,469)	$865,361

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At April 30, 2004, Global Income had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

			Unrealized
Open Forward Foreign Currency	Value on
Purchase Contracts	Settlement Date	Current Value	Gain	Loss

Australian Dollar expiring 5/14/04	$27,780,454	$26,123,272	$—	$1,657,182
expiring 8/6/04	3,086,150	2,988,313	—	97,837
Canadian Dollar expiring 5/14/04	25,618,602	24,923,502	—	695,100
Chilean Peso expiring 5/3/04	1,655,908	1,561,965	—	93,943
expiring 5/17/04	690,815	664,999	—	25,816
expiring 5/20/04	624,750	575,534	—	49,216
expiring 6/4/04	1,763,723	1,692,670	—	71,053
Czech Koruna expiring 5/14/04	1,404,000	1,406,619	2,619	—
expiring 5/14/04	1,570,000	1,468,906	—	101,094

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

			Unrealized
Open Forward Foreign Currency	Value on
Purchase Contracts	Settlement Date	Current Value	Gain	Loss

Euro Currency expiring 5/14/04	$4,523,816	$4,560,770	$36,954	$—
expiring 5/14/04	40,339,414	38,825,336	—	1,514,078
expiring 5/27/04	1,621,661	1,631,272	9,611	—
expiring 8/6/04	9,393,086	9,453,846	60,760	—
Great Britain Pound expiring 5/14/04	54,650	54,898	248	—
expiring 5/14/04	22,859,165	22,202,755	—	656,410
Hungarian Forint expiring 5/14/04	1,209,000	1,221,336	12,336	—
Iceland Krona expiring 5/14/04	1,822,416	1,760,505	—	61,911
expiring 8/6/04	629,000	628,792	—	208
Israeli Shekel expiring 5/14/04	11,681,053	11,434,788	—	246,265
expiring 8/6/04	3,100,000	3,090,886	—	9,114
Japanese Yen expiring 5/14/04	5,492,915	5,512,317	19,402	—
expiring 5/14/04	44,285,330	42,761,744	—	1,523,586
expiring 8/6/04	10,424,930	10,258,036	—	166,894
Mexican Peso expiring 5/14/04	10,275,022	9,959,933	—	315,089
expiring 8/6/04	1,652,795	1,635,170	—	17,625
New Zealand Dollar expiring 5/14/04	7,358,850	6,925,279	—	433,571
expiring 8/6/04	2,652,538	2,650,206	—	2,332
Norwegian Krone expiring 5/14/04	19,380,000	19,628,886	248,886	—
expiring 5/14/04	3,315,000	3,256,724	—	58,276
expiring 8/6/04	3,127,745	3,144,903	17,158	—
Polish Zloty expiring 5/14/04	2,185,969	2,083,185	—	102,784
expiring 8/6/04	1,158,000	1,159,219	1,219	—
Russian Ruble expiring 5/13/04	445,629	434,006	—	11,623
expiring 5/17/04	223,152	217,147	—	6,005
expiring 5/24/04	619,621	603,326	—	16,295
expiring 8/4/04	4,243,375	4,102,163	—	141,212
expiring 8/6/04	442,533	425,829	—	16,704
Singapore Dollar expiring 5/14/04	3,219,000	3,223,854	4,854	—
expiring 5/14/04	41,475,922	41,177,211	—	298,711
expiring 8/6/04	6,827,811	6,749,842	—	77,969
Slovakian Koruna expiring 5/14/04	2,375,123	2,260,360	—	114,763
expiring 7/12/04	666,000	642,749	—	23,251

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2004 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

			Unrealized
Open Forward Foreign Currency	Value on
Purchase Contracts	Settlement Date	Current Value	Gain	Loss

South African Rand expiring 5/14/04	$1,835,849	$1,759,394	$—	$76,455
South Korean Won expiring 5/3/04	807,500	789,722	—	17,778
expiring 5/6/04	1,305,312	1,297,268	—	8,044
expiring 5/7/04	251,667	245,323	—	6,344
expiring 6/2/04	807,500	788,458	—	19,042
expiring 6/18/04	524,863	525,286	423	—
expiring 6/30/04	68,611	67,695	—	916
expiring 7/16/04	979,668	954,941	—	24,727
expiring 8/3/04	3,133,642	3,115,812	—	17,830
Swedish Krona expiring 5/14/04	13,286,520	12,610,162	—	676,358
Swiss Franc expiring 5/14/04	28,707	28,992	285	—
expiring 5/14/04	25,865,688	25,208,947	—	656,741
Thailand Baht expiring 5/4/04	541,994	531,646	—	10,348
expiring 7/9/04	487,872	476,179	—	11,693
Taiwanese Dollar expiring 5/3/04	5,055,121	5,022,580	—	32,541
expiring 5/5/04	1,971,000	1,961,424	—	9,576
expiring 5/17/04	976,286	965,940	—	10,346
expiring 6/2/04	538,279	531,859	—	6,420
expiring 7/2/04	1,767,500	1,749,764	—	17,736
expiring 7/13/04	233,563	231,055	—	2,508
Yuan Renminbi expiring 10/19/04	889,045	882,946	—	6,099
expiring 4/19/05	688,955	680,462	—	8,493

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS	$395,320,065	$385,508,908	$414,755	$10,225,912

			Unrealized
Open Forward Foreign Currency	Value on
Sale Contracts	Settlement Date	Current Value	Gain	Loss

Australian Dollar expiring 5/14/04	$27,534,481	$26,123,272	$1,411,209	$—
Canadian Dollar expiring 5/14/04	26,114,640	24,923,502	1,191,138	—
expiring 6/21/04	6,012,354	5,858,559	153,795	—
expiring 6/21/04	1,029,723	1,033,097	—	3,374
expiring 8/6/04	6,245,420	6,139,624	105,796	—

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

			Unrealized
Open Forward Foreign Currency	Value on
Sale Contracts	Settlement Date	Current Value	Gain	Loss

Chilean Peso expiring 5/3/04	$1,620,476	$1,561,965	$58,511	$—
expiring 5/17/04	690,500	664,999	25,501	—
expiring 5/20/04	598,852	575,534	23,318	—
expiring 5/28/04	433,000	428,271	4,729	—
expiring 6/4/04	1,760,695	1,692,670	68,025	—
expiring 6/30/04	1,203,000	1,189,219	13,781	—
expiring 7/30/04	302,400	302,206	194	—
expiring 8/3/04	129,600	129,515	85	—
Czech Koruna expiring 5/14/04	2,443,000	2,345,133	97,867	—
Danish Krone expiring 5/26/04	3,993,559	4,047,885	—	54,326
Euro Currency expiring 5/14/04	38,607,337	37,096,593	1,510,744	—
expiring 5/14/04	4,761,481	4,793,199	—	31,718
expiring 5/27/04	147,897,887	149,572,930	—	1,675,043
expiring 8/6/04	6,241,632	6,222,037	19,595	—
expiring 8/6/04	8,730,423	8,801,463	—	71,040
Great Britain Pound expiring 5/14/04	23,009,114	22,225,789	783,325	—
expiring 5/18/04	21,269,515	21,012,463	257,052	—
expiring 8/6/04	54,247	54,498	—	251
Hungarian Forint expiring 5/14/04	412,000	410,414	1,586	—
expiring 8/6/04	414,000	425,380	—	11,380
Iceland Krona expiring 5/14/04	1,824,000	1,760,505	63,495	—
expiring 8/6/04	443,687	442,339	1,348	—
Israeli Shekel expiring 5/14/04	11,577,372	11,434,788	142,584	—
Japanese Yen expiring 5/14/04	42,549,528	41,439,094	1,110,434	—
expiring 5/14/04	5,220,750	5,225,613	—	4,863
expiring 5/25/04	55,107,686	54,029,591	1,078,095	—
expiring 8/6/04	2,487,593	2,470,595	16,998	—
Mexican Peso expiring 5/14/04	10,189,077	9,959,933	229,144	—
expiring 8/6/04	762,000	763,422	—	1,422
New Zealand Dollar expiring 5/14/04	7,301,392	6,925,279	376,113	—
expiring 8/6/04	2,651,636	2,650,207	1,429	—
Norwegian Krone expiring 5/14/04	10,026,329	9,864,560	161,769	—
expiring 5/14/04	12,842,708	13,021,050	—	178,342

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2004 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

			Unrealized
Open Forward Foreign Currency	Value on
Sale Contracts	Settlement Date	Current Value	Gain	Loss

Polish Zloty expiring 5/14/04	$6,466,460	$6,217,928	$248,532	$—
Russian Ruble expiring 8/4/04	4,020,150	3,983,155	36,995	—
Singapore Dollar expiring 5/14/04	40,306,438	39,975,151	331,287	—
expiring 5/14/04	4,399,000	4,425,914	—	26,914
Slovakian Koruna expiring 5/14/04	2,167,123	2,111,698	55,425	—
expiring 8/6/04	408,000	412,897	—	4,897
South African Rand expiring 5/14/04	1,068,860	1,024,419	44,441	—
expiring 5/14/04	705,470	734,975	—	29,505
expiring 8/6/04	798,570	771,421	27,149	—
expiring 8/6/04	298,000	299,823	—	1,823
South Korean Won expiring 5/6/04	399,000	394,313	4,687	—
expiring 5/6/04	977,000	981,678	—	4,678
expiring 5/7/04	335,000	335,572	—	572
expiring 6/2/04	702,000	693,153	8,847	—
expiring 6/2/04	77,000	77,128	—	128
expiring 6/18/04	297,000	297,491	—	491
expiring 6/30/04	176,000	176,306	—	306
expiring 7/16/04	698,000	697,525	475	—
expiring 8/3/04	827,000	828,132	—	1,132
Swedish Krona expiring 5/14/04	13,082,000	12,426,148	655,852	—
expiring 5/14/04	183,559	184,014	—	455
expiring 6/18/04	1,536,773	1,509,888	26,885	—
Swiss Franc expiring 5/14/04	26,486,538	25,208,947	1,277,591	—
expiring 8/6/04	6,267,081	6,233,333	33,748	—
expiring 8/6/04	3,134,000	3,155,325	—	21,325
Taiwanese Dollar expiring 5/3/04	800,000	795,646	4,354	—
expiring 5/5/04	1,947,000	1,961,967	—	14,967
expiring 7/2/04	1,558,000	1,564,726	—	6,726

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$614,614,116	$605,095,866	$11,663,928	$2,145,678

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

			Unrealized
Forward Foreign Currency Cross	Purchase	Sale
Contracts (Purchase/Sale)	Current Value	Current Value	Gain	Loss

Czech Koruna/Euro Currency
expiring 5/14/04	$5,020,235	$5,161,940	$141,705	$—
expiring 5/14/04	6,976,843	6,837,057	—	139,786
expiring 8/6/04	1,324,112	1,328,064	3,952	—
expiring 8/6/04	1,336,767	1,324,112	—	12,655
Euro Currency/ Great Britain Pound
expiring 5/14/04	1,992,030	2,012,816	20,786	—
expiring 5/14/04	2,012,816	1,976,537	—	36,279
Euro Currency/Czech Koruna
expiring 5/14/04	6,459,933	6,700,112	240,179	—
expiring 5/14/04	6,691,859	6,433,073	—	258,786
Euro Currency/Hungarian Forint
expiring 5/14/04	2,640,369	2,663,326	22,957	—
expiring 5/14/04	5,695,784	5,524,594	—	171,190
Euro Currency/Japanese Yen
expiring 5/14/04	3,211,025	3,169,970	—	41,055
expiring 8/6/04	1,833,007	1,846,504	13,497	—
Euro Currency/Norwegian Krone
expiring 5/14/04	2,433,126	2,470,367	37,241	—
expiring 5/14/04	2,470,367	2,305,992	—	164,375
Euro Currency/ Polish Zloty
expiring 5/14/04	1,705,437	1,762,794	57,357	—
expiring 5/14/04	1,759,980	1,695,128	—	64,852
Euro Currency/ Slovakian Koruna
expiring 5/14/04	2,500,377	2,536,042	35,665	—
expiring 5/14/04	2,521,962	2,497,923	—	24,039
expiring 7/12/04	641,485	641,865	380	—
expiring 7/12/04	642,749	641,485	—	1,264
expiring 8/6/04	1,256,717	1,268,779	12,062	—
expiring 8/6/04	1,264,773	1,256,717	—	8,056
Euro Currency/ Swiss Franc
expiring 5/14/04	5,832,373	6,007,766	175,393	—
expiring 5/14/04	6,007,766	5,756,019	—	251,747
Great Britain Pound/Euro Currency
expiring 5/14/04	1,934,635	2,055,695	121,060	—
expiring 5/14/04	2,055,696	1,960,165	—	95,531
Hungarian Forint/Euro Currency
expiring 5/14/04	4,126,805	4,278,598	151,793	—
expiring 5/14/04	3,417,016	3,340,300	—	76,716
expiring 8/6/04	1,356,877	1,372,379	15,502	—
expiring 8/6/04	1,372,379	1,355,137	—	17,242
Norwegian Krone/Euro Currency
expiring 5/14/04	3,452,879	3,597,242	144,363	—
expiring 5/14/04	1,264,461	1,262,346	—	2,115

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2004 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

			Unrealized
Forward Foreign Currency Cross	Purchase	Sale
Contracts (Purchase/Sale)	Current Value	Current Value	Gain	Loss

Polish Zloty/Euro Currency
expiring 5/14/04	$5,843,765	$6,245,593	$401,828	$—
expiring 5/14/04	6,245,593	5,841,100	—	404,493
expiring 8/6/04	395,818	397,093	1,275	—
expiring 8/6/04	397,093	393,011	—	4,082
Slovakian Koruna/Euro Currency
expiring 5/14/04	2,369,531	2,379,215	9,684	—
expiring 5/14/04	2,379,215	2,360,874	—	18,341
expiring 8/6/04	377,241	380,628	3,387	—
expiring 8/6/04	2,996,209	2,982,678	—	13,531
Swiss Franc/Euro Currency
expiring 5/14/04	5,762,005	5,899,671	137,666	—
expiring 5/14/04	5,899,671	5,803,380	—	96,291

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE)	$125,878,781	$125,724,087	$1,747,732	$1,902,426

     At April 30, 2004, High Yield had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

			Unrealized
Open Forward Foreign Currency	Value on
Purchase Contracts	Settlement Date	Current Value	Gain	Loss

Euro Currency expiring 5/10/2004	$9,388,871	$9,469,020	$80,149	$—
expiring 5/10/2004	198,887,423	190,950,110	—	7,937,313
Great Britain Pound expiring 5/10/2004	29,370,801	28,375,297	—	995,504
Japanese Yen expiring 5/10/2004	18,053,460	17,884,358	—	169,102

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS	$255,700,555	$246,678,785	$80,149	$9,101,919

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)

			Unrealized
Open Forward Foreign Currency	Value on
Sale Contracts	Settlement Date	Current Value	Gain	Loss

Euro Currency expiring 5/10/2004	$609,445,384	$579,915,690	$29,529,694	$—
expiring 5/10/2004	13,105,400	13,170,423	—	65,023
Great Britain Pound expiring 5/10/2004	118,080,546	114,683,337	3,397,209	—
Japanese Yen expiring 5/10/2004	10,077,564	9,960,184	117,380	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS	$750,708,894	$717,729,634	$33,044,283	$65,023

     At April 30, 2004, Emerging Markets Debt had outstanding forward foreign currency exchange contracts to purchase foreign currencies as follows:

			Unrealized
Open Forward Foreign Currency	Value on
Purchase Contracts	Settlement Date	Current Value	Gain	Loss

Korean Won
expiring 8/18/2004	$729,000	$716,683	$—	$12,317

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2004, the Funds had sufficient cash and/or securities to cover any commitments under these contracts.

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended April 30, 2004, the Funds did not have any borrowings under this facility.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

Pursuant to the exemptive relief granted by the SEC, and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAMI and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2004 (Unaudited)

6. JOINT REPURCHASE AGREEMENT ACCOUNT (continued)
     At April 30, 2004, High Yield and Emerging Markets Debt had undivided interests in the following Joint Repurchase Agreement Account II which equaled $23,000,000 and $800,000, respectively, in principal amount. At April 30, 2004, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$500,000,000	1.04%	05/03/2004	$500,043,333

Banc of America Securities LLC	1,200,000,000	1.04	05/03/2004	1,200,104,000

Barclays Capital PLC	600,000,000	1.04	05/03/2004	600,052,000

Bear Stearns & Co.	300,000,000	1.06	05/03/2004	300,026,500

Credit Suisse First Boston Corp.	925,000,000	1.05	05/03/2004	925,080,938

Credit Suisse First Boston Corp.	300,000,000	1.06	05/03/2004	300,026,500

Deutsche Bank Securities, Inc.	250,000,000	1.05	05/03/2004	250,021,875

Greenwich Capital Markets	400,000,000	1.05	05/03/2004	400,035,000

J.P. Morgan Chase & Co.	455,500,000	1.05	05/03/2004	455,539,856

Lehman Brothers, Inc.	100,000,000	1.05	05/03/2004	100,008,750

Morgan Stanley & Co.	600,000,000	1.04	05/03/2004	600,052,000

UBS LLC	875,000,000	1.05	05/03/2004	875,076,563

Westdeutsche Landesbank AG	600,000,000	1.04	05/03/2004	600,052,000

Total Joint Repurchase Agreement Account II	$7,105,500,000			$7,106,119,315

7. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year ended October 31, 2003, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

			Emerging
	Global		Markets
	Income	High Yield	Debt

Timing differences (dividends payable, straddles, income distribution payable and taxable interest on defaulted securities)	$(1,777,571)	$(11,313,272)	$—

Capital loss carryforward:
Expiring 2007	—	(2,694,303)	—
Expiring 2008	—	—	—
Expiring 2009	—	(34,173,218)	—
Expiring 2010	(30,750,749)	(53,319,790)	—
Expiring 2011	(28,737,452)	(93,047,695)	—

Total capital loss carryforward	$(59,488,201)	$(183,235,006)	$—

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

7. ADDITIONAL TAX INFORMATION (continued)

At April 30, 2004, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

			Emerging
	Global	High	Markets
	Income	Yield	Debt

Tax Cost	$317,132,489	$2,184,768,473	$17,267,264

Gross unrealized gain	12,823,443	218,538,524	27,633
Gross unrealized loss	(5,059,920)	(122,200,735)	(707,044)

Net unrealized security gain (loss)	$7,763,523	$96,337,789	$(679,411)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark-to-market gains on futures and foreign currency contracts recognized for tax purposes.

8. OTHER MATTERS

As of April 30, 2004, the Goldman Sachs Growth and Income Strategy Portfolio was the beneficial owner of approximately 5.0% of the Global Income Fund.

As of April 30, 2004, the Goldman Sachs Growth and Income Strategy Portfolio and the Goldman Sachs Growth Strategy Portfolio were beneficial owners of approximately 39.2% and 29.0% of the Emerging Markets Debt Fund, respectively.

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The actions allege violations of the Act, the Investment Advisers Act of 1940 and common law breach of fiduciary duty. The complaints allege, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM charged the Goldman Sachs Funds improper Rule 12b-1 fees; made improper brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and made untrue statements of material fact in registration statements and reports filed pursuant to the Act. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

 GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2004 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended April 30, 2004 is as follows:

					Emerging Markets
	Global Income Fund		High Yield Fund		Debt Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	917,506	$12,943,830	38,046,803	$302,633,680	420,323	$4,525,717
Reinvestment of dividends and distributions	832,090	11,598,070	5,897,880	46,901,476	8,476	89,404
Shares repurchased	(3,699,215)	(52,191,858)	(125,950,151)	(1,004,841,641)	(135,700)	(1,444,416)

	(1,949,619)	(27,649,958)	(82,005,468)	(655,306,485)	293,099	3,170,705

Class B Shares
Shares sold	94,634	1,332,897	1,458,504	11,626,124	—	—
Reinvestment of dividends and distributions	130,337	1,810,944	257,776	2,051,698	—	—
Shares repurchased	(294,641)	(4,136,635)	(1,642,547)	(13,092,547)	—	—

	(69,670)	(992,794)	73,733	585,275	—	—

Class C Shares
Shares sold	49,099	689,380	1,261,953	10,030,732	—	—
Reinvestment of dividends and distributions	36,449	505,404	140,711	1,118,848	—	—
Shares repurchased	(174,204)	(2,444,146)	(910,924)	(7,248,888)	—	—

	(88,656)	(1,249,362)	491,740	3,900,692	—	—

Institutional Shares
Shares sold	923,737	12,992,319	38,821,135	309,465,240	327,153	3,487,290
Reinvestment of dividends and distributions	346,119	4,819,695	4,211,620	33,552,103	42,387	446,376
Shares repurchased	(427,935)	(6,034,863)	(63,945,644)	(511,089,655)	(196,447)	(2,083,473)

	841,921	11,777,151	(20,912,889)	(168,072,312)	173,093	1,850,193

Service Shares
Shares sold	18,628	258,872	84,236	676,788	—	—
Reinvestment of dividends and distributions	2,193	30,516	655	5,217	—	—
Shares repurchased	(10,569)	(149,989)	(73,143)	(583,240)	—	—

	10,252	139,399	11,748	98,765	—	—

NET INCREASE (DECREASE)	(1,255,772)	$(17,975,564)	(102,341,136)	$(818,794,065)	466,192	$5,020,898

GOLDMAN SACHS SPECIAL FOCUS FIXED INCOME FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the period ended October 31, 2003 is as follows:

					Emerging Markets
	Global Income Fund		High Yield Fund		Debt Fund(a)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	7,145,801	$104,771,082	225,237,679	$1,601,630,766	106,450	$1,086,691
Reinvestment of dividends and distributions	743,869	10,862,519	11,324,263	82,547,326	201	1,969
Shares repurchased	(10,118,711)	(147,811,286)	(123,570,514)	(905,186,583)	(164)	(1,667)

	(2,229,041)	(32,177,685)	112,991,428	778,991,509	106,487	1,086,993

Class B Shares
Shares sold	344,355	5,032,023	5,768,535	41,296,281	—	—
Reinvestment of dividends and distributions	98,367	1,431,750	428,619	3,116,718	—	—
Shares repurchased	(510,983)	(7,457,687)	(2,111,876)	(15,323,429)	—	—

	(68,261)	(993,914)	4,085,278	29,089,570	—	—

Class C Shares
Shares sold	196,341	2,870,475	4,080,160	29,178,609	—	—
Reinvestment of dividends and distributions	27,470	399,145	193,927	1,414,300	—	—
Shares repurchased	(246,752)	(3,590,641)	(1,418,424)	(10,156,552)	—	—

	(22,941)	(321,021)	2,855,663	20,436,357	—	—

Institutional Shares
Shares sold	1,939,705	28,441,267	88,751,553	627,584,051	2,137,191	21,594,819
Reinvestment of dividends and distributions	348,867	5,086,936	9,041,529	65,570,523	12,779	130,523
Shares repurchased	(5,990,141)	(87,902,975)	(68,026,313)	(494,928,174)	(1,006,836)	(10,269,750)

	(3,701,569)	(54,374,772)	29,766,769	198,226,400	1,143,134	11,455,592

Service Shares
Shares sold	3,968	58,696	53,621	394,284	—	—
Reinvestment of dividends and distributions	2,736	39,883	1,222	8,786	—	—
Shares repurchased	(46,997)	(694,082)	(9,404)	(64,651)	—	—

	(40,293)	(595,503)	45,439	338,419	—	—

NET INCREASE (DECREASE)	(6,062,105)	$(88,462,895)	149,744,577	$1,027,082,255	1,249,621	$12,542,585

(a)	Commencement of operations was August 29, 2003.

 GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net		From net
	beginning	investment		and unrealized		investment	investment	From	realized	Total
	of period	income		gain (loss)		operations	income	capital	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2004 - Class A Shares	$14.39	$0.19	(c)	$0.07		$0.26	$(0.90)	$—	$—	$(0.90)
2004 - Class B Shares	14.34	0.15	(c)	0.07		0.22	(0.86)	—	—	(0.86)
2004 - Class C Shares	14.32	0.15	(c)	0.07		0.22	(0.86)	—	—	(0.86)
2004 - Institutional Shares	14.37	0.23	(c)	0.07		0.30	(0.94)	—	—	(0.94)
2004 - Service Shares	14.36	0.20	(c)	0.07		0.27	(0.91)	—	—	(0.91)
FOR THE YEARS ENDED OCTOBER 31,

2003 - Class A Shares	14.34	0.46	(c)	0.32		0.78	(0.73)	—	—	(0.73)
2003 - Class B Shares	14.30	0.39	(c)	0.30		0.69	(0.65)	—	—	(0.65)
2003 - Class C Shares	14.27	0.38	(c)	0.32		0.70	(0.65)	—	—	(0.65)
2003 - Institutional Shares	14.33	0.56	(c)	0.30		0.86	(0.82)	—	—	(0.82)
2003 - Service Shares	14.31	0.49	(c)	0.31		0.80	(0.75)	—	—	(0.75)

2002 - Class A Shares	14.72	0.50	(c) (d)	(0.35	)(d)	0.15	(0.53)	—	—	(0.53)
2002 - Class B Shares	14.68	0.41	(c) (d)	(0.33	)(d)	0.08	(0.46)	—	—	(0.46)
2002 - Class C Shares	14.65	0.41	(c) (d)	(0.33	)(d)	0.08	(0.46)	—	—	(0.46)
2002 - Institutional Shares	14.70	0.58	(c) (d)	(0.33	)(d)	0.25	(0.62)	—	—	(0.62)
2002 - Service Shares	14.69	0.50	(c) (d)	(0.33	)(d)	0.17	(0.55)	—	—	(0.55)

2001 - Class A Shares	14.68	0.55	(c)	0.85		1.40	(1.36)	—	—	(1.36)
2001 - Class B Shares	14.65	0.48	(c)	0.84		1.32	(1.29)	—	—	(1.29)
2001 - Class C Shares	14.63	0.47	(c)	0.84		1.31	(1.29)	—	—	(1.29)
2001 - Institutional Shares	14.67	0.65	(c)	0.84		1.49	(1.46)	—	—	(1.46)
2001 - Service Shares	14.66	0.57	(c)	0.84		1.41	(1.38)	—	—	(1.38)

2000 - Class A Shares	14.49	0.59	(c)	0.20		0.79	(0.60)	—	—	(0.60)
2000 - Class B Shares	14.45	0.51	(c)	0.22		0.73	(0.53)	—	—	(0.53)
2000 - Class C Shares	14.43	0.51	(c)	0.22		0.73	(0.53)	—	—	(0.53)
2000 - Institutional Shares	14.48	0.68	(c)	0.21		0.89	(0.70)	—	—	(0.70)
2000 - Service Shares	14.47	0.61	(c)	0.20		0.81	(0.62)	—	—	(0.62)

1999 - Class A Shares	15.65	0.62	(c)	(0.78)		(0.16)	(0.61)	(0.03)	(0.36)	(1.00)
1999 - Class B Shares	15.63	0.53		(0.78)		(0.25)	(0.55)	(0.02)	(0.36)	(0.93)
1999 - Class C Shares	15.60	0.53		(0.77)		(0.24)	(0.55)	(0.02)	(0.36)	(0.93)
1999 - Institutional Shares	15.64	0.71		(0.77)		(0.06)	(0.71)	(0.03)	(0.36)	(1.10)
1999 - Service Shares	15.64	0.64		(0.79)		(0.15)	(0.63)	(0.03)	(0.36)	(1.02)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.43%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of total		net investment
Net asset		end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$13.75	1.81%	$187,787	1.34	%(b)	2.66	%(b)	1.76	%(b)	2.24	%(b)	47%
13.70	1.56	34,509	1.84	(b)	2.16	(b)	2.26	(b)	1.74	(b)	47
13.68	1.57	9,523	1.84	(b)	2.16	(b)	2.26	(b)	1.74	(b)	47
13.73	2.14	97,911	0.69	(b)	3.30	(b)	1.11	(b)	2.88	(b)	47
13.72	1.89	723	1.19	(b)	2.81	(b)	1.61	(b)	2.39	(b)	47

14.39	5.45	224,553	1.35		3.15		1.74		2.76		106
14.34	4.87	37,118	1.85		2.64		2.24		2.25		106
14.32	4.96	11,238	1.85		2.64		2.24		2.25		106
14.37	6.07	90,368	0.70		3.82		1.09		3.43		106
14.36	5.61	609	1.20		3.37		1.59		2.98		106

14.34	1.08	255,821	1.34		3.36	(d)	1.72		2.98	(d)	146
14.30	0.59	37,986	1.84		2.88	(d)	2.22		2.50	(d)	146
14.27	0.59	11,533	1.84		2.88	(d)	2.22		2.50	(d)	146
14.33	1.82	143,127	0.69		4.00	(d)	1.07		3.62	(d)	146
14.31	1.24	1,184	1.19		3.49	(d)	1.57		3.11	(d)	146

14.72	10.08	286,718	1.34		3.80		1.70		3.44		222
14.68	9.50	31,969	1.84		3.28		2.20		2.92		222
14.65	9.44	8,679	1.84		3.28		2.20		2.92		222
14.70	10.73	181,869	0.69		4.47		1.05		4.11		222
14.69	10.18	1,394	1.19		3.96		1.55		3.60		222

14.68	5.58	294,738	1.34		4.03		1.70		3.67		185
14.65	5.14	22,008	1.84		3.53		2.20		3.17		185
14.63	5.13	5,954	1.84		3.54		2.20		3.18		185
14.67	6.27	287,145	0.69		4.69		1.05		4.33		185
14.66	5.76	1,934	1.19		4.17		1.55		3.81		185

14.49	(1.14)	271,832	1.34		4.12		1.72		3.74		158
14.45	(1.74)	16,724	1.84		3.60		2.22		3.22		158
14.43	(1.68)	7,786	1.84		3.60		2.22		3.22		158
14.48	(0.49)	279,621	0.69		4.75		1.07		4.37		158
14.47	(1.06)	1,115	1.19		4.28		1.57		3.90		158

 GOLDMAN SACHS HIGH YIELD FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions to
		investment operations				shareholders

	Net asset
	value,	Net		Net realized	Total from	From net
	beginning	investment		and unrealized	investment	investment
	of period	income		gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30,

2004 - Class A Shares	$7.79	$0.33	(c)	$0.14	$0.47	$(0.33)
2004 - Class B Shares	7.80	0.30	(c)	0.14	0.44	(0.30)
2004 - Class C Shares	7.79	0.30	(c)	0.14	0.44	(0.30)
2004 - Institutional Shares	7.81	0.35	(c)	0.12	0.47	(0.34)
2004 - Service Shares	7.80	0.33	(c)	0.13	0.46	(0.32)
FOR THE YEARS ENDED OCTOBER 31,

2003 - Class A Shares	6.38	0.65	(c)	1.40	2.05	(0.64)
2003 - Class B Shares	6.39	0.60	(c)	1.39	1.99	(0.58)
2003 - Class C Shares	6.38	0.59	(c)	1.40	1.99	(0.58)
2003 - Institutional Shares	6.39	0.68	(c)	1.41	2.09	(0.67)
2003 - Service Shares	6.39	0.64	(c)	1.40	2.04	(0.63)

2002 - Class A Shares	7.24	0.68	(c)	(0.86)	(0.18)	(0.68)
2002 - Class B Shares	7.24	0.63	(c)	(0.85)	(0.22)	(0.63)
2002 - Class C Shares	7.24	0.62	(c)	(0.85)	(0.23)	(0.63)
2002 - Institutional Shares	7.25	0.70	(c)	(0.85)	(0.15)	(0.71)
2002 - Service Shares	7.24	0.67	(c)	(0.84)	(0.17)	(0.68)

2001 - Class A Shares	8.18	0.83	(c)	(0.93)	(0.10)	(0.84)
2001 - Class B Shares	8.18	0.77	(c)	(0.93)	(0.16)	(0.78)
2001 - Class C Shares	8.17	0.77	(c)	(0.92)	(0.15)	(0.78)
2001 - Institutional Shares	8.19	0.86	(c)	(0.93)	(0.07)	(0.87)
2001 - Service Shares	8.19	0.82	(c)	(0.94)	(0.12)	(0.83)

2000 - Class A Shares	9.07	0.84	(c)	(0.78)	0.06	(0.95)
2000 - Class B Shares	9.08	0.78	(c)	(0.80)	(0.02)	(0.88)
2000 - Class C Shares	9.07	0.78	(c)	(0.80)	(0.02)	(0.88)
2000 - Institutional Shares	9.08	0.88	(c)	(0.79)	0.09	(0.98)
2000 - Service Shares	9.08	0.83	(c)	(0.78)	0.05	(0.94)

1999 - Class A Shares	9.16	0.85		(0.10)	0.75	(0.84)
1999 - Class B Shares	9.16	0.77		(0.09)	0.68	(0.76)
1999 - Class C Shares	9.16	0.78		(0.11)	0.67	(0.76)
1999 - Institutional Shares	9.17	0.90	(c)	(0.12)	0.78	(0.87)
1999 - Service Shares	9.17	0.86	(c)	(0.12)	0.74	(0.83)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of total		net investment
Net asset		end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$7.93	6.05%	$1,203,316	1.16	%(b)	8.38	%(b)	1.18	%(b)	8.36	%(b)	24%
7.94	5.65	100,264	1.91	(b)	7.63	(b)	1.93	(b)	7.61	(b)	24
7.93	5.65	51,564	1.91	(b)	7.63	(b)	1.93	(b)	7.61	(b)	24
7.94	6.25	973,152	0.76	(b)	8.80	(b)	0.78	(b)	8.78	(b)	24
7.94	5.99	1,068	1.26	(b)	8.24	(b)	1.28	(b)	8.22	(b)	24

7.79	33.34	1,821,032	1.17		8.97		1.19		8.95		54
7.80	32.31	97,894	1.92		8.25		1.94		8.23		54
7.79	32.36	46,812	1.92		8.21		1.94		8.19		54
7.81	33.98	1,119,417	0.77		9.42		0.79		9.40		54
7.80	33.16	958	1.27		8.86		1.29		8.84		54

6.38	(2.98)	770,011	1.16		9.54		1.19		9.51		36
6.39	(3.56)	54,065	1.91		8.83		1.94		8.80		36
6.38	(3.57)	20,107	1.91		8.81		1.94		8.78		36
6.39	(2.59)	726,140	0.76		9.95		0.79		9.92		36
6.39	(2.93)	494	1.26		9.50		1.29		9.47		36

7.24	(1.54)	493,739	1.16		10.55		1.22		10.49		57
7.24	(2.28)	45,514	1.91		9.83		1.97		9.77		57
7.24	(2.28)	12,494	1.91		9.82		1.97		9.76		57
7.25	(1.14)	460,253	0.76		10.96		0.82		10.90		57
7.24	(1.65)	384	1.26		10.49		1.32		10.43		57

8.18	0.38	409,224	1.16		9.54		1.21		9.49		55
8.18	(0.48)	37,085	1.91		8.79		1.96		8.74		55
8.17	(0.48)	8,933	1.91		8.78		1.96		8.73		55
8.19	0.77	420,284	0.76		9.99		0.81		9.94		55
8.19	0.15	396	1.26		9.39		1.31		9.34		55

9.07	8.06	524,674	1.16		9.06		1.22		9.00		59
9.08	7.38	39,907	1.91		8.30		1.97		8.24		59
9.07	7.26	10,078	1.91		8.26		1.97		8.20		59
9.08	8.49	257,498	0.76		9.50		0.82		9.44		59
9.08	7.95	280	1.26		8.92		1.32		8.86		59

 GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from			Distributions to
		investment operations			shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
	of period	income(c)	gain	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2004 - Class A Shares	$10.22	$0.28	$0.04	$0.32	$(0.31)	$(0.03)	$(0.34)
2004 - Institutional Shares	10.23	0.30	0.04	0.34	(0.33)	(0.03)	(0.36)
FOR THE PERIOD ENDED OCTOBER 31,

2003 - Class A Shares (commenced August 29, 2003)	10.00	0.08	0.26	0.34	(0.12)	—	(0.12)
2003 - Institutional Shares (commenced August 29, 2003)	10.00	0.11	0.24	0.35	(0.12)	—	(0.12)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

					Ratios assuming no
					expense reductions

				Ratio of net		Ratio of net
		Net assets,	Ratio of	investment	Ratio of total	investment
Net asset		end of	net expenses	income	expenses	income	Portfolio
value, end	Total	period	to average	to average	to average	to average	turnover
of period	return(a)	(in 000s)	net assets(b)	net assets(b)	net assets(b)	net assets(b)	rate

$10.20	3.08%	$4,076	1.28%	5.16%	3.05%	3.39%	164%
10.21	3.29	13,439	0.88	5.71	2.40	4.19	164

10.22	3.36	1,088	1.28	5.35	5.53	1.10	49
10.23	3.52	11,688	0.88	5.96	4.88	1.96	49

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FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

F U N D S P R O F I L E Goldman Sachs Funds Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets. Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $400.1 billion in assets under management as of THE GOLDMANMarch 31, 2004 — our investment professionals bring firsthand knowledge of local markets SACHS ADVANTAGEto every investm ent decision, making us one of the few truly global asset managers. Our goal is to deliver: G O L D M A N S A C H S F U N D S Strong, Consistent In building a globally diversified Investment Results portfolio, you can select from more than 50 Goldman Sachs Funds and gain access Global Resources and Global Researchto investment opportunities across borders, investment styles, asset classes Team Approach and security capitalizations. Disciplined Processes Innovative, Value-Added Investment Products Thoughtful Solutions Risk Management Outstanding Asset Allocation Funds Client ServiceBalanced Fund Domestic Equity Funds Asset Allocation Portfolios Small Cap Value Fund Dedicated Service CORESM Small Cap Equity FundFixed Income Funds Teams Mid Cap Value FundEmerging Markets Debt Fund Excellence andConcentrated Growth FundHigh Yield Fund IntegrityInternational Equity Funds Growth Opportunities FundHigh Yield Municipal Fund Asia Growth Fund Research Select FundSMGlobal Income Fund Emerging Markets Equity Fund Strategic Growth FundInvestment Grade Credit Fund International Growth Capital Growth FundCore Fixed Income Fund Opportunities Fund Large Cap Value FundU.S. Mortgages Fund Japanese Equity Fund Growth and Income FundMunicipal Income Fund European Equity Fund CORESM Large Cap Growth FundGovernment Income Fund International Equity Fund CORESM Large Cap Value FundShort Durati on Tax-Free Fund CORESM International Equity Fund CORESM U.S. Equity FundShort Duration Government Fund Ultra-Short Duration Government Specialty Funds Fund Internet Tollkeeper FundSM Enhanced Income Fund CORESM Tax-Managed Equity Fund Real Estate Securities FundMoney Market Funds1 1An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005 T R U S T E E SO F F I C E R S Ashok N. Bakhru, ChairmanKaysie P. Uniacke, President John P. Coblentz, Jr.James A. Fitzpatrick, Vice President Patrick T. HarkerJames A. McNamara, Vice President Mary Patterson McPhersonJohn M. Perlowski, Treasurer Alan A. ShuchHoward B. Surloff, Secretary Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke G O L D M A N , S AC H S & CO.G O L D M A N S AC H S I N T E R N AT I O N A L Distributor and Transfer AgentChristchurch Court 10-15 Newgate Street G O L D M A N S AC H S A S S E T M A N AG E M E N T, L . P.London, England EC1 A7HD Investment Adviser Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns. The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Goldman Sachs High Yield Fund invests primarily in high yield, lower rated securities which involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Goldman Sachs Global Income, Emerging Markets Debt and High Yield Funds’ foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments. The Funds will be subject to yield and total return fluctuations based on rising and falling interest rates. Longer-term bonds will normally have more price volatility. The fixed income securities of emerging countries are less liquid and are subject to greater price volatility. The securities markets of emerging countries have less governmental regulation and are subject to less extensive accounting and financial reporting requirements than the markets of more developed countries. Goldman, Sachs & Co. is the distributor of the Goldman Sachs Fund. Copyright 2004 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2004 / 04-0895SFFISAR / 41.0K / 06-04

ITEM 2.	CODE OF ETHICS.

Not applicable to the semi-annual report for the period ending April 30, 2004.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to the semi-annual report for the period ending April 30, 2004.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the semi-annual report for the period ended April 30, 2004.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable to the semi-annual report for the period ended April 30, 2004.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Exhibit 99.CODE	NOT APPLICABLE

(a)(2)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ Kaysie Uniacke

By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: July 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kaysie Uniacke
By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: July 7, 2004

/s/ John M. Perlowski
By: John M. Perlowski
Chief Financial Officer of
Goldman Sachs Trust

Date: July 8, 2004